   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON SEPTEMBER 1, 2006


                                                             FILE NO. 333-131458
                                           INVESTMENT COMPANY ACT NO.  811-21843
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM N-1A

                                   ----------

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]
     PRE-EFFECTIVE AMENDMENT NO. 1                                           [X]
     POST-EFFECTIVE AMENDMENT NO.                                            [ ]

          AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [X]
     AMENDMENT NO. 1                                                         [X]

                                   ----------

                        ABN AMRO VARIABLE INSURANCE TRUST
               (Exact Name of Registrant as Specified in Charter)

                                   ----------

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
          (Address of Principal Executive Offices, including Zip Code)
       Registrant's Telephone Number, Including Area Code: (312) 884-2139

                         KENNETH C. ANDERSON, PRESIDENT
                        ABN AMRO VARIABLE INSURANCE TRUST
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                   ----------

                                   COPIES TO:

                                CATHY G. O'KELLY
                     VEDDER, PRICE, KAUFMAN & KAMMHOLZ, P.C.
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the Registration Statement becomes effective.

Pursuant to Section 24(f)(1) under the Investment Company Act of 1940, Registrant declares that an indefinite number of units of beneficial interest, no par value, are being registered by this Registration Statement.

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THIS REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION STATEMENT SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID SECTION 8(A), MAY DETERMINE.

================================================================================

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

[LOGO]


                    SUBJECT TO COMPLETION ____________, 2006

                        ABN AMRO VARIABLE INSURANCE TRUST

                                   PROSPECTUS

                         ABN AMRO HIPOINT U.S. 2016 FUND

                    ABN AMRO HIPOINT INTERNATIONAL 2016 FUND

                                 ________, 2006

NOT FDIC INSURED. NO BANK GUARANTEE. MAY LOSE VALUE.


The Securities and Exchange Commission has not approved or disapproved these or any mutual fund's shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

                                           TICKER SYMBOL
                                           -------------
ABN AMRO HiPoint U.S. 2016 Fund
ABN AMRO HiPoint International 2016 Fund

                                TABLE OF CONTENTS


                                                                            PAGE
                                                                            ----
HiPoint Funds............................................................      1
Fund Expenses............................................................      6
Additional Information About the Protected Value.........................      6
Management of the Funds..................................................     10
Portfolio Holdings.......................................................     12
Shareholder Information..................................................     12
Dividends, Distributions and Taxes.......................................     15
Financial Highlights.....................................................     17
General Information......................................................     18


     Thank you for your interest in the ABN AMRO Variable Insurance Trust. The funds offered in this prospectus are designed to serve as investment options for certain variable annuity contracts and variable life insurance policies. Your investment in a Fund is made in conjunction with one of these contracts or policies.


     The funds offered in this prospectus offer the potential for capital appreciation during a prescribed investment period while seeking to preserve the highest net asset value attained during such period, as adjusted for dividends and distributions paid by the Funds. Please read this prospectus in conjunction with the prospectus for your variable life insurance policy or variable annuity contract.


     No single fund is intended to be a complete investment program, but individual funds can be an important part of a balanced and diversified investment program. As with all mutual funds, these Funds have the following general risks:

     -    the value of fund shares will fluctuate

     -    you could lose money

     - you cannot be certain that a fund will achieve its investment objective

     Mutual fund shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government entity or the Federal Deposit Insurance Corporation (FDIC).

                      (This page intentionally left blank)

WHAT IS THE HORIZON DATE?

A Fund's investment "horizon" is the time period in which a Fund seeks to achieve its investment goal. The Horizon Date is also the date on which you are entitled to receive the Protected Value. See "Additional Information About the Protected Value - Options on the Horizon Date" at page ___.

IS THE PROTECTED VALUE PUBLICLY AVAILABLE?

Each Fund will publish its Protected Value on its Website, www.____.com, after the close of business each day the Funds are open. You may also obtain the Protected Value by calling 1-800-xxx-xxxx.


                                  HIPOINT FUNDS

     This prospectus offers shares in two series of ABN AMRO Variable Insurance Trust, a Delaware statutory trust - ABN AMRO HiPoint U.S. 2016 Fund (the "U.S. Fund") and ABN AMRO HiPoint International 2016 Fund (the "International Fund") (each a "Fund," and collectively, the "Funds").

     Each Fund is designed for investors that have a long-term investment goal that is compatible with the Fund's investment horizon. The end of the designated investment period for each Fund is referred to as the "Horizon Date." ABN AMRO Asset Management, Inc. (the "Investment Adviser") serves as the investment adviser to each Fund. Aston Asset Management LLC ("Administrator") provides, or arranges for the provision of, fund accounting and administration services to the Funds.

INVESTMENT OBJECTIVES

     HiPoint U.S. 2016 Fund seeks long-term capital appreciation over approximately a ten-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (December 31, 2016) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).

     HiPoint International 2016 Fund seeks long-term capital appreciation over approximately a ten-year investment period while seeking to preserve the highest net asset value attained by the Fund during such period, as adjusted for dividends and distributions paid by the Fund. The Fund's principal investment strategies are designed to assure that if you hold your shares until the Horizon Date (December 31, 2016) and redeem your shares on that date, you will receive at least the Protected Value (as defined below).

     The Protected Value represents a per share value and is the greater of (i) a Fund's net asset value at inception ($10.00), and (ii) the highest net asset value attained by the Fund prior to the Horizon Date, as adjusted for dividends and distributions paid by the Fund. The Protected Value is not the amount you paid for your shares. Because the Protected Value is a per share value, it is adjusted (decreased) in proportion to dividends and distributions paid after the date the Protected Value is established. See "Additional Information About the Protected Value - How Do Dividends and Distributions Affect the Protected Value?" below.

     The Protected Value is calculated each day the Funds are open for business, provided that the assets of a Fund are not invested irreversibly in fixed-income investments and cash equivalents. If this occurs, the Protected Value of a Fund will no longer be increased. The Protected Value is posted on the Funds' website at _________.

     Your Protected Amount is the number of shares you own multiplied by the Protected Value. Generally, your Protected Amount will remain the same before and after distributions if your dividends and distributions are reinvested in additional shares of the same Fund and you have not redeemed any shares before the Horizon Date. Your Protected Amount will decrease following the distribution if there has been an election for dividends and distributions to be received in cash or if you redeem shares before the Horizon Date. YOUR PROTECTED AMOUNT MAY DIFFER FROM YOUR ORIGINAL INVESTMENT.

WHAT IS LEVERAGE?

Leverage exists when a Fund has the ability to sustain gains or losses in excess of its capital commitment. It is expected that the use of derivatives will produce effective equity exposure of 2 to 3 times the value of the underlying derivative instrument. Such exposure may magnify gains and losses.


     Each Fund's investment objective is fundamental through the Horizon Date and may not be changed by the Board of Trustees of the Funds without shareholder approval before the Horizon Date. If the Board of Trustees elects to continue operations after the Horizon Date, the Board may adopt a new investment objective.

PRINCIPAL INVESTMENT STRATEGIES

     Each Fund holds a portfolio consisting of an equity component, a fixed-income component and cash equivalents.

     For the U.S. Fund, the equity component is designed to achieve capital appreciation through exposure to U.S. equity markets by investing primarily in derivatives and other financial instruments, mainly futures and options on the S&P 500 Index(R). For the International Fund, the equity component is designed to achieve capital appreciation through exposure to international equity markets by investing primarily in derivatives and other financial instruments, mainly futures and options on major foreign stock market indices, including but not limited to London's FTSE index, Dow Jones Eurostoxx 50 Index and Japan's Nikkei 225 Index.

     The fixed-income component is designed to maintain each Fund's Protected Value by investing primarily in zero coupon securities of the U.S. government or its agencies and instrumentalities. A Fund's cash equivalent component is designed to maintain liquidity, provide coverage for derivative positions and facilitate the rebalancing of portfolio investments.

     ALLOCATION STRATEGY

     The Investment Adviser constructs and rebalances the portfolio of each Fund using a proprietary quantitative model. The initial allocation of the portfolio is determined primarily by the initial price of U.S. government securities required to support the Protected Value on the Fund's inception date. Pursuant to the model, the Fund seeks to hold an amount of U.S. government securities with a principal value at maturity equal to the Protected Value multiplied by number of outstanding shares of the Fund as of the Horizon Date (the "Protected Amount"). The amount necessary to purchase such securities at current market prices is allocated to the fixed-income component. Remaining assets normally are allocated at a ratio of 70% to the equity component and 30% to cash equivalents (the "neutral weighting"), and rebalanced annually back to a neutral weighing.

     The Investment Adviser generally rebalances the portfolio whenever the Protected Value increases. The Investment Adviser may delay a rebalancing if the resulting transactions are de minimis in size and the Investment Adviser believes the costs of rebalancing outweigh the benefits. When the Protected Value increases and the number of outstanding shares has increased or is the same since the last rebalancing, additional assets are allocated to the fixed-income component. As a result, the equity component and cash equivalents are reduced in proportion to their current market values by the amount re-allocated to the fixed-income component. However, redemptions prior to a rebalancing may have the effect of reducing the amount of assets allocated to the fixed-income component. Regardless of the number of shares outstanding at the time of rebalancing, the re-allocation to the fixed-income component is equal to the current market price of additional U.S. government securities with a principal value equal to the increased Protection Amount. Except as provided above, the Investment Adviser seeks to maintain a fixed-income component comprised of U.S. government securities with a principal value equal to at least 100% of the Protected Amount at all times.

     It is anticipated that a Fund with a longer time remaining to its Horizon Date will have a greater percentage of its assets allocated to the equity component. As of the commencement of operations, each Fund expects to allocate assets to the fixed-income component as follows: __% for the U.S. 2016 Fund and __% for the International 2016 Fund. As a Fund nears its Horizon Date, a greater portion of its assets ordinarily will be allocated to the fixed-income component. If the fixed-income component is increased, the equity and cash equivalent components necessarily decrease and the potential for capital appreciation likewise decreases.

     EQUITY COMPONENT

     The U.S. Fund seeks capital appreciation primarily through an actively managed portfolio of equity securities, derivatives and other financial instruments that provide broad exposure to the U.S. equity markets. The U.S. Fund will seek equity exposure primarily through exchange-traded futures and options on the S&P 500 Index(R) and potentially other major U.S. stock market indices. The equity investment strategy for the U.S. Fund is designed to capture upward price movements of the S&P 500 Index(R) or other major U.S. stock indices.

     The International Fund seeks capital appreciation primarily through an actively managed portfolio of equity securities, derivatives and other financial instruments that provide broad exposure to international equity markets with an emphasis on European and Asian markets. The International Fund will invest substantially all of the assets of the equity component in securities and other investments whose values are tied to movements of major international stock market indices. The International Fund will seek equity exposure primarily through exchange-traded futures and options on major foreign stock market indices, including but not limited to London's FTSE index, Dow Jones Eurostoxx 50 Index and Japan's Nikkei 225 Index. For the International Fund, the equity investment strategy is designed to capture upward price movements of the various indices in which the Fund invests.

     The Funds may invest in other types of derivatives or other financial instruments that provide exposure to the U.S. or international equity markets, including over-the-counter derivatives, so long as such investments are consistent with a Fund's investment objective. The Funds use options and futures on securities indices because they provide increased exposure to the performance of an index without buying the underlying securities that comprise the index. The Funds also may invest directly in exchange-traded funds (ETFs) and options on ETFs.

     The Investment Adviser determines the net equity exposure of each Fund using a proprietary quantitative model. The net equity exposure is the equity exposure of the Fund after taking into account the leverage effect of the derivatives investments held by the Fund and the Fund's hedging strategy. Leverage means that, for each $1 invested by the Fund through a futures or options contract on an equity index, the Fund can obtain equity exposure in an amount of approximately $2 to $3. Because the Fund allocates its assets first to the fixed-income component, the initial equity exposure of each Fund depends primarily on the price (i.e., yield) of U.S. government securities. In general, the Funds do not anticipate the equity exposure for a Fund to exceed 95% of its net assets. Assuming the yields below, the initial equity exposure of each Fund including the leverage effects of derivative instruments, is expected to be as follows:

YIELD   U.S. 2016 FUND   INT'L 2016 FUND
-----   --------------   ---------------
 4.0%      45 - 70%          45 - 70%
 4.5%      50 - 75%          50 - 75%

 5.0%      55 - 85%          55 - 85%
 5.5%      [_____]           [_____]
 6.0%      [_____]           [_____]

     The Funds will seek to hedge against significant declines in the indices they invest in primarily through use of put options or a combination of put and call options on the same indices in which they invest. In general, each Fund intends to hold put options or a combination of put and call options in various amounts and at various strike prices that will seek to protect against significant declines in the portfolio (e.g., a 50% decline between monthly option expires). The hedge is designed to ensure that the value of the equity component does not fall below zero. The hedge is not designed to protect against all downward price movements.

     FIXED-INCOME COMPONENT

     To maintain the Protected Value, the Funds invest in zero coupon securities of the U.S. government and its agencies and instrumentalities. U.S. government securities issued by the U.S. Treasury (bills, notes and bonds) are backed by the full faith and credit of the U.S. Treasury. Some government securities not issued by the U.S. Treasury also carry the government's full faith and credit backing on principal or interest payments. Some securities are backed by the issuer's right to borrow from the U.S. Treasury, and some are backed only by the credit of the issuing organization. All government securities are considered highly creditworthy. This guarantee, however, does not extend to the market prices for such securities, which can fluctuate.

     A Fund generally will purchase zero coupon securities of the U.S. government or its agencies or instrumentalities with a principal value in an amount that the Investment Adviser believes is sufficient to enable eligible shareholders to receive the Protected Amount on the Horizon Date. Zero coupon securities evidence the right to receive a fixed payment at a future date (e.g., the Horizon Date). A Fund will hold zero coupon securities in the form of notes or bonds that have been stripped of their unmatured interest coupons (Principal Only STRIPs) or unmatured interest coupons from notes or bonds (Interest Only STRIPs). A Fund normally seeks to hold zero coupon securities with maturities that approximate (but are less than or equal to) the Horizon Date.

     CASH EQUIVALENTS

     A Fund may hold a portion of its assets in cash equivalents to maintain liquidity, provide reserves for future fund expenses, provide coverage for certain derivative transactions, and facilitate rebalancing of its portfolio. The Funds may invest without limit in money market funds, commercial paper, U.S. government securities, repurchase agreements and other high quality money market instruments for these purposes.

     PROTECTION AGREEMENT

     In the event that a Fund does not have sufficient assets on the Horizon Date to pay the Protected Amount, each Fund has entered into an agreement with ABN AMRO Holding N.V. (the "Protection Provider"), under which the Protection Provider has agreed to make, if necessary, sufficient contributions on the Horizon Date to enable eligible shareholders to receive the Protected Amount. Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to the Fund on the Horizon Date if assets are not sufficient to pay the Protected Value. The Protection Provider will be compensated at a rate of ____% of the value of U.S. government agency securities held by a Fund to maintain the Protected Amount. The Protection Provider currently does not charge the Funds to the extent that the Protected Value is supported by direct obligation of the U.S. government. The Funds, Adviser and Protection Provider have sought an exemption order permitting such arrangements. The Protection Provider may not terminate the Protection Agreement unless ABN AMRO Asset Management, Inc. no longer serves as investment adviser. See "Additional Information About the Protected Value" at page __.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     You could lose money by investing in a Fund. There is no assurance that a Fund will achieve its investment objective. The principal risks of the Funds are allocation risk, credit risk, derivatives risk, early termination risk, foreign investing risk (International Fund only), interest rate risk, market risk, portfolio turnover risk and support provider risk.

     ALLOCATION RISK. Allocation risk is the risk that the Investment Adviser's asset allocation strategy does not produce the intended results. The performance of each Fund depends, in large part, on the Investment Adviser's ability to optimize the Fund's equity exposure through its allocation strategy and to correctly assess the level of assets needed to maintain the Protected Value. To the extent that a Fund's assets are allocated to the fixed-income component to maintain the Protected Value, the Fund's ability to participate in upward equity market movements is reduced. If the Investment Adviser's allocation strategy is not successful, it is possible that a Fund may have insufficient assets to pay the Protected Value at the Horizon Date.


     CREDIT RISK. Credit risk (also called default risk) is the risk that the issuer of a debt security will not be able to make principal and interest payments when due or that a party to an over-the-counter transaction will be unable or unwilling to make timely payments or otherwise honor its obligations. The credit ratings of issuers could change and negatively affect a Fund's share price or yield. The guarantee of the U.S. government does not apply to the market value of zero coupon U.S. government securities.

     DERIVATIVES RISK. Derivative instruments involve risks that are in addition to, and different from, the performance of the underlying asset. Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of a particular derivative instrument. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative instrument could have a large potential impact on the performance of a Fund. A Fund could experience a loss if derivatives do not perform as anticipated, if they are not correlated with the performance of other investments that they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.


     For example, although the current market for futures contracts on domestic and foreign indices that the Funds may invest in are liquid, there can be no assurance of market liquidity and a Fund may be unable to close out a position when it attempts to do so. In addition, because certain exchange-traded futures contracts are required to be marked-to-market at the end of each taxable year and because the original issue discount on STRIPS must be accrued ratably under the Internal Revenue Code of 1986, as amended, the Funds may have to make required distributions without having received the cash for such distributions. As a result, the Funds may be forced to sell securities at inopportune times.

     A Fund's use of derivative investments essentially leverages the Fund's assets. Relatively small market movements may result in large changes to the prices of the futures contracts on stock indices. As a result, such investments can result in losses or gains that greatly exceed the amount originally invested.

     EARLY TERMINATION RISK. Early termination risk is the risk that a Fund may be terminated and your shares liquidated before a Fund's Horizon Date. In the event of an early termination, you will be entitled to receive the greater of the net present value of a Fund's Protected Value (the "Accelerated Protected Value") or the net asset value of a Fund on the early termination date. Because the Accelerated Protected Value accounts for the time value of money, it may be less than the current net asset value of a

Fund and it may be less than what you paid to purchase your shares. Generally, the longer the time remaining to the Horizon Date, the greater the discount to the Protected Value. In the event that the Fund has insufficient assets to pay the Accelerated Protected Value, the Protection Provider's agreement to contribute sufficient assets will apply. See "Additional Information About the Protected Value" at page ____ for more information.


     FOREIGN INVESTING RISK. This risk applies only to the International Funds. Foreign investments can be more volatile than their U.S. counterparts. The risks of foreign investment could include: less liquidity; enhanced volatility due to currency, social and political instability; restrictions on foreign investment and repatriation of capital; less complete and reliable information about foreign companies; and reduced government supervision of some foreign securities markets.

     Foreign markets for options and futures may offer advantages such as trading opportunities or arbitrage possibilities not available in the United States. Foreign markets may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets, so that no common clearing facility exists and an investor may look only to the broker or counterparty for the performance of the contract. Unlike domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission. Certain futures and options have not been approved for sale by U.S. persons.


     INTEREST RATE RISK. Interest rate risk is the risk that changes in interest rates may affect the value of a Fund's investments, including the zero coupon securities used to achieve the Protected Value. If interest rates rise, the prices of bonds tend to fall, which may result in a loss to you if you sell your shares before the Horizon Date. The longer the maturity of a bond, the more sensitive the bond's price will be to changes in interest rates. In other words, a long-term bond (30-year) will have greater sensitivity to changes in interest rates than a short-term bond (2-year). Because they are purchased at a deep discount and do not pay interest periodically, zero coupon securities tend to be subject to greater interim fluctuation of market value in response to changes in interest rates than interest-paying securities of comparable quality and maturity.


     MARKET RISK. Market risk is the risk that the value of a Fund's investments will fluctuate and that prices overall will fluctuate over short- or long-term periods. A stock index like the FTSE Index or the S&P 500 Index fluctuates with changes in the values of the stocks that are included in the index. The values of individual stocks may move up or down in response to equity market conditions, changes in the economy or developments at a particular company. The performance of the equity component will also depend on the Investment Adviser's ability to manage exposure to price movements in the index.


     PORTFOLIO TURNOVER RISK. The asset allocation method used by the Investment Adviser, which involves making periodic adjustments to the portfolio components, may result in additional transaction costs and/or the recognition of capital gains. This process can have an adverse effect on the performance of the Funds during periods of increased market volatility. This may also result in the Funds having a higher portfolio turnover with respect to its equity component (including short-term transactions in derivatives). In addition, the Funds may be required to sell securities in order to satisfy the distribution requirements applicable to regulated investment companies. Portfolio turnover refers to the frequency of portfolio transactions and the percentage of portfolio assets being bought and sold during the year, which may increase overall costs.

     PROTECTION PROVIDER RISK. Protection Provider risk is the risk that the Protection Provider is unable to make sufficient payments to a Fund to enable eligible shareholders to receive a Fund's Protected Value on the Horizon Date or to receive the Accelerated Protected Value in the event of early termination. This may occur if the financial condition of the Protection Provider deteriorates. If the financial condition of the Protection Provider deteriorates, the Board of Trustees may be unable to find a comparable replacement. In such an event, the Board of Trustees will take such action as it deems to be in the best interest of a Fund and its shareholders including (i) determining to continue the operation of the Fund without the benefit of a protection arrangement, (ii) entering into an alternative protection arrangement with greater costs to the Fund, or (iii) electing to terminate the Fund early. Please see "Additional Information About the Protected Value" beginning at page____.


FUND PERFORMANCE

     The Funds are new and do not have a full calendar year of operations. Accordingly, the bar charts and tables showing the Funds' annual returns and average annual total returns are not included.

                                  FUND EXPENSES

     This section describes the fees and expenses that you may pay if you buy and hold shares of a Fund. Fund shares are no-load investments, so you will not pay any sales loads, redemption fees or exchange fees. However, you will indirectly pay annual Fund operating expenses, which vary from year to year. In addition, the separate account and annuity contracts involve other charges and expenses not described below. The Funds' expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the expense table below.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)


                                         DISTRIBUTION
                                              AND                       TOTAL
                                          SHAREHOLDER                  ANNUAL                  NET ANNUAL
                                           SERVICING                     FUND                      FUND
                            MANAGEMENT       FEES          OTHER      OPERATING     EXPENSE     OPERATING
                                FEE         (12B-1)     EXPENSES(A)    EXPENSES   WAIVERS(B)     EXPENSES
                            ----------   ------------   -----------   ---------   ----------   -----------
HiPoint U.S. 2016 Fund...     [___]%        [___]%         [___]        [___]        [___]        [___]
HiPoint International
   2016 Fund.............     [___]%        [___]%         [___]        [___]        [___]        [___]

----------
(a) Because the Funds had not commenced operations as of ___, 2006, Other Expenses are based on the estimated expenses that each Fund expects to incur in its initial fiscal year based on assets of $____.

(b) The Investment Adviser has contractually agreed to waive its management fee and, if necessary, reimburse other operating expenses of each Fund (excluding the distribution and shareholder servicing fees, brokerage commissions, interest, taxes, and extraordinary expenses) to the extent that such expenses exceed _____% of average net assets. This agreement will remain in place until at least __________, 2007. For a period of five years subsequent to the Fund's commencement of operations, the Investment Adviser may recover from the Fund fees and expenses waived or reimbursed during the prior three-year period if the Fund's expense ratio, including the recovered expenses, falls below the stated expense ratio.


EXAMPLE


     The following examples are based on expenses shown above (including one year of capped expenses in each period). This hypothetical example shows the operating expenses you would incur as a shareholder if you invested $10,000 in a Fund over the time periods shown and you redeem all your shares at the end of the period. The example assumes you reinvested all dividends and distributions, that the average annual return was 5% and that operating expenses remained the same. The example is for comparison purposes only and does not represent a Fund's actual or future expenses and returns. The separate account and annuity contracts involve other charges and expenses not described below. The Funds' expenses would be higher if these other charges and expenses associated with the separate account or annuity contracts were included in the example below.




                                     1 YEAR   3 YEARS
                                     ------   -------
HiPoint U.S. 2016 Fund............   $[___]   $ [___]
HiPoint International 2016 Fund...   $[___]   $ [___]

                ADDITIONAL INFORMATION ABOUT THE PROTECTED VALUE

     WHO IS ENTITLED TO RECEIVE THE PROTECTED VALUE?


     Unlike many principal protected funds, the Funds offer their shares for sale continuously rather than for a limited offering period. This means you may purchase shares on any business day at each Fund's net asset value (plus applicable sales charges). Shareholders who hold their shares until the Horizon Date are eligible to receive the Protected Value on the Horizon Date regardless of when they purchased shares. You do not have to be a shareholder at the time the Protected Value is achieved. For example, if you purchased shares on March 31st of Year 1 and the Protected Value was achieved on January 15th of Year 1, you will receive the Protected Value achieved on January 15th if you hold your shares until the Horizon Date.


     WHEN DOES A FUND PAY THE PROTECTED VALUE?


     You are entitled to receive a Fund's Protected Value only on the Horizon Date. If you redeem or exchange your shares before or after the Horizon Date, you will receive the net asset value next calculated after receipt of your request in good order. A Fund's net asset value will fluctuate and may be higher or lower than the Protected Value. If you redeem or exchange some but not all of your shares, you are entitled to the Protected Value only with respect to the shares you continue to hold until the Horizon Date.

     WHEN DOES A FUND CALCULATE ITS PROTECTED VALUE?

     A Fund's initial Protected Value is equal to the Fund's net asset value per share at inception ($10.00). The Protected Value is calculated each business day the Funds are open for business unless a Fund's assets are irreversibly allocated to the fixed-income component and cash equivalents. A Fund's Protected Value will not be adjusted downward as a result of market value fluctuations or decreases in the Fund's net asset value.

     HOW DO DIVIDENDS AND DISTRIBUTIONS AFFECT THE PROTECTED VALUE?

     A Fund's Protected Value will be adjusted for dividends and distributions paid after the date the Protected Value was established (see Examples below). When a Fund pays a dividend or distribution, the Fund's net asset value is reduced proportionately by the amount of the dividend or distribution. Because a Fund's Protected Value represents a per share amount, the Protected Value must likewise be reduced, but will be reduced proportionately by the percentage amount of the dividend or distribution rather than by the dollar amount of the dividend or distribution. If dividends and distributions are reinvested, however, you will receive additional shares and your Protected Amount (the number of shares you hold multiplied by the per share Protected Value) will remain the same. If there has been an election to receive dividends and distributions in cash, your Protected Amount will decrease in proportion to the amount of the dividend or distribution.

     WHAT HAPPENS TO THE PROTECTED VALUE IF A FUND'S PORTFOLIO IS INVESTED ENTIRELY IN FIXED-INCOME SECURITIES AND CASH EQUIVALENTS?

     Under normal circumstances a Fund's allocation to the fixed-income component will increase as the Fund nears its Horizon Date. If a Fund's portfolio consists exclusively of fixed-income securities and cash equivalents, it is not expected that the Fund will make further allocations to the equity component before the Horizon Date. Accordingly, the Protected Value of a Fund will not be increased when a Fund's portfolio is invested irreversibly in fixed-income securities and cash equivalents even if a subsequent net asset value is higher than the then-current Protected Value.

     WHAT HAPPENS IF A FUND DOES NOT HAVE SUFFICIENT ASSETS TO PAY THE PROTECTED VALUE?


     The Protection Provider has entered into an agreement with each Fund under which it has agreed to make, if necessary, sufficient contributions to the Fund on the Horizon Date to enable eligible shareholders who redeem their shares on the Horizon Date to receive the Protected Value (the "Protection Agreement"). Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to a Fund if the Fund has insufficient assets to pay the Protected Value as of the Horizon Date. The Protection Agreement shall remain in effect so long as the Investment Adviser serves as investment adviser to the Funds. The Protection Agreement also applies to early termination payments.

     The agreement automatically terminates with respect to a Fund in the event that the Board of Trustees terminates ABN AMRO Asset Management, Inc. as investment adviser to that Fund. If the Investment Adviser resigns and the Board of Trustees is unable to find a suitable successor or if the Board otherwise determines it is in the best interest of the Fund and its shareholders to terminate a Fund in this circumstance, the Board may elect an early termination and the early termination provisions shall apply. If the Board does not elect an early termination, the Protection Provider shall be relieved of all obligations under this agreement upon appointment of a successor investment adviser.

     In the event of an early termination of a Fund for any reason, the terms of the Protection Agreement shall continue through the termination date of the Fund and shall apply if there are insufficient assets to pay the Accelerated Protected Value on the Early Termination Date.

HOW IS THE PROTECTED VALUE CALCULATED?

     The following examples show how a Fund calculates its Protected Value. The examples assume the following:

     - You invested $10,000 in the HiPoint International 2016 Fund on the Fund's inception date.

     - The total number of shares you would own in the Fund upon the initial investment, assuming an initial net asset value of $10.00, would be 1,000 ($10,000/$10.00 per share = 1,000) with a total value of
          $10,000.

     EXAMPLE 1

          On the last business day of the next month (one month after inception), the Fund's net asset value was $11.00. As such, the Protected Value would increase to $11.00. No dividends or distributions are paid by the Fund. Assuming the net asset value never exceeds $11.00 on any day and you hold your shares until the Horizon Date, you would receive the Protected Value on the Horizon Date ($11.00 per share) multiplied by the number of shares you owned (1,000). On the Horizon Date you may redeem your shares for $11,000 (1,000 shares X $11.00 per share = $11,000).

     EXAMPLE 2

          The Fund does not achieve a net asset value that is higher than $10.00 during its lifetime, and the net asset value of the Fund on the Horizon Date was $9.00 per share. In this case, the Protected Value is $10.00 per share (i.e., the net asset value at inception). No dividends or distributions are paid by the Fund. On the Horizon Date, you may redeem your shares at the Protected Value of $10.00 per share or $10,000 in the aggregate.

     EXAMPLE 3

          The Fund reaches a Protected Value of $15.00 per share. The net asset value per share subsequently drops to $12.50. The Fund then declares a dividend of $1.25 per share, which reduces the Fund's current net asset value to $11.25. The Fund's Protected Value is then reduced proportionally by the amount of the dividend ($1.25/$12.50 = 10%). A 10% reduction in the Fund's Protected Value results in a new Protected Value of $13.50 ($15.00 per share less 10% of $15.00). On the Horizon Date, assuming no increases in the Protected Value and no other dividends or distributions, the Protected Value would be $13.50 per share.

     EXAMPLE 4


          Assume the facts of Example 3. If the $1.25 per share dividend is reinvested, you are entitled to 111.11 new shares of the Fund. ($1.25 x 1,000 shares/$11.25 = 111.11 new shares). Your Protected Amount with respect to all of your shares would then be 1,111.11 x $13.50 = $15,000. Prior to the dividend, your Protected Amount with respect to your shares was 1,000 x $15.00 = $15,000. YOUR PROTECTED AMOUNT REMAINS THE SAME IF ALL DIVIDENDS AND DISTRIBUTIONS ARE REINVESTED IN ADDITIONAL SHARES OF THE FUND.

     EXAMPLE 5

          Assume the facts of Example 3. If the $1.25 per share dividend is not reinvested, you are not entitled to any new shares in the Fund. Instead, you will receive the $1.25 per share dividend in cash equaling $1,250. As a result, your aggregate Protected Value after the dividend will be 1,000 x $13.50 = $13,500. Prior to the dividend, your aggregate Protected Value was 1,000 x $15.00 = $15,000. YOUR PROTECTED AMOUNT DECREASES IF DIVIDENDS AND DISTRIBUTIONS ARE TO BE PAID IN CASH.

OPTIONS ON THE HORIZON DATE

     The Board may in its sole discretion, without shareholder approval, elect to (i) continue the operation of a Fund after the Horizon Date without the benefit of a Protected Value feature, (ii) continue the operation of a Fund by setting a new Horizon Date with a Protected Value feature, (iii) terminate the Fund as of the Horizon Date; or (iv) take any other actions the Board of Trustees determines is in the best interests of the Fund's shareholders, provided that shareholder approval is not required by applicable law. You will receive notice of your options at least sixty (60) days before the Horizon Date. In all cases, you will have the right to redeem your shares on the Horizon Date for cash at the greater of a Fund's net asset value on the Horizon Date or the Protected Value. If you elect to continue your investment in a Fund, the Protection Provider will contribute sufficient assets, if necessary, to ensure that the value of your account is at least equal to the Protected Amount on the Horizon Date.

     On the Horizon Date you may elect to receive the Protected Value in cash by redeeming your shares. You may also exchange your shares into another series of the Trust or another subaccount offered by the insurance company separate account on the Horizon Date. Please keep in mind that you may be subject to sales charges of the Fund you exchange into.

EARLY TERMINATION

     The Board of Trustees of the Funds may terminate a Fund before it reaches its Horizon Date if the Board determines that the Fund's asset size is not economically viable, if the Investment Adviser resigns or is terminated and the Board determines that a replacement investment adviser and/or support provider will not be appointed or if the Board determines that it is otherwise in the best interest of shareholders to terminate a Fund. In addition, a Fund may be terminated early if all of the assets of a Fund are irreversibly allocated to the fixed-income component and cash equivalents.

     If a Fund is terminated early, you will be entitled to receive the greater of the net present value of a Fund's Protected Value (the "Accelerated Protected Value") or the net asset value of a Fund on the early termination date. The Accelerated Protected Value is calculated by applying discount rates based on the internal rates of return of the securities in a Fund's fixed-income portfolio in effect on the date of the notice to investors advising them of the early termination. Because the discount rates are the internal rates of return, the Accelerated Protected Value is expected to approximate the market value of the fixed-income portfolio. Because the computation accounts for the time value of money, the Accelerated Protected Value may be less than the current net asset value of a Fund and it may be less than what you paid to purchase your shares. Generally, the longer the time remaining to the Horizon Date, the greater the discount to the Protected Value.

     In the event that the Fund has insufficient assets to pay the Accelerated Protected Value on the Early Termination Date, the Protection Provider's agreement to contribute sufficient assets will apply.

     You will receive at least 60 days' prior written notice of an early termination. If a notice of termination is declared for a Fund, that Fund will cease selling shares to new shareholders. The notice will set forth the Fund's Accelerated Protected Value and the date your shares will be redeemed.

                             MANAGEMENT OF THE FUNDS

THE INVESTMENT ADVISER

     The Investment Adviser provides management services to the Funds. The Investment Adviser is paid a management fee by each Fund for its services at an annual rate based on the average daily net assets of the Funds. The accompanying information highlights the terms of the management agreements with the Funds, including fees, and includes information about the Investment Adviser, their lead portfolio managers and their investment experience.

     For the services it provides to each Fund, the Investment Adviser receives a management fee based on a percentage of the average daily net assets of each Fund. The amount of the fee is calculated daily and paid monthly in arrears. Each Fund pays an investment advisory fee equal to an annual rate of [__]% of average daily net assets. If a Fund's portfolio becomes irreversibly allocated to the fixed-income component and cash equivalents, the investment advisory agreement provides that fees will be reduced to an annual rate of [__]% of average daily net assets until the Fund's Horizon Date. At the Horizon Date, the investment advisory agreements provide for the initial advisory fee rate of [__]% of average daily net assets to apply if the Fund adopts a new Horizon Date and is otherwise no longer invested completely in fixed-income securities and cash equivalents.

     A discussion regarding the basis for the Board of Trustees' approval of the Funds' investment advisory agreement will be included in the next semiannual and or annual report to shareholders.

     ABN AMRO Asset Management, Inc. is the sub-adviser to [four series] of the Aston Funds (formerly ABN AMRO Funds) and the investment adviser to the money market series of Aston Funds. As of ______, 2006, the Investment Adviser managed approximately $____ billion in assets, consisting primarily of mutual funds and institutional accounts, including insurance, pension and profit sharing accounts. The Investment Adviser, located at 161 N. Clark Street, 9th Floor, Chicago, IL 60601, is an indirect and wholly-owned subsidiary of ABN AMRO Holdings N.V.

     An investment management team makes the investment decisions for each HiPoint Fund. Although each portfolio manager has certain areas of expertise as described below, each portfolio manager has authority to make and implement investment decisions for the Fund.

     In rendering investment advisory services to the Funds, the Investment Adviser may use the resources of other wholly-owned subsidiaries of ABN AMRO Holdings N.V. In particular, ABN AMRO Asset Management (Netherlands), B.V. ("ABN AMRO Netherlands"), a Netherlands corporation, which is not a registered U.S. adviser, may provide resources to the Investment Adviser in connection with managing the Funds. Such services will be provided subject to the terms of a no-action letter granted by the SEC in 1997 governing the use of "Participating Affiliates." ABN AMRO Netherlands and its associated persons who provide services to U.S. clients are subject to the supervision of the Investment Adviser and other conditions of the no-action letter.

INVESTMENT EXPERIENCE

     PORTFOLIO MANAGERS

     Mark den Hollander has been a Portfolio Manager of the Funds since inception. He is a Senior Vice President and Senior Portfolio Manager with ABN AMRO Netherlands. Since 1997, Mr. den Hollander has been a portfolio manager within ABN AMRO Netherlands' Liability Driven Investing & Structuring department (LDI & Structuring). As a portfolio manager in LDI & Structuring, Mr. den Hollander advises funds with similar investment strategies to the Funds offered in this prospectus. From 1993 through 1997, Mr. den Hollander was a portfolio manager with the Investment Advisers' parent, ABN AMRO Bank N.V., in the fixed income department with a specialization in money market instruments and interest rate derivatives. Mr. den Hollander graduated (MSc) with a degree in Operational Research and Econometrics from Erasmus University located in Rotterdam, Netherlands.

     Laurens Visser has been a Portfolio Manager of the Funds since inception. In 2005, Mr. Visser joined ABN AMRO Netherlands as a Senior Portfolio Manager for the Equity Derivatives Solutions Team, specializing in equity derivatives, volatility and guaranteed products. Between 1997 and 2005, Mr. Visser was employed by ABN AMRO Bank N.V. During that time, he worked in the Market Risk Management Department and the FX Derivatives group, where he traded vanilla and exotic options until 2001. From 2001 to 2005, Mr. Visser worked in Sao Paulo, Brazil where he set up ABN AMRO Bank N.V.'s Brazilian FX and Interest Rate Option desk. Mr. Visser holds a master's degree in Econometrics from the University of Amsterdam.

     Sergey Pergamentsev has been a Portfolio Manager of the Funds since inception. He is a Senior Portfolio Manager with ABN AMRO Netherlands. Mr. Pergamentsev joined ABN AMRO Netherlands and its LDI & Structuring in 2000 as a portfolio manager. He joined ABN AMRO Bank N.V. in 1998 as a management trainee in Investment Banking & Global Clients. Mr. Pergamentsev graduated (MSc) with a degree in mathematics from Kharkov State University in Kharkov, Ukraine and followed a postgraduate course (MTD) in applied mathematics from Eindhoven University of Technology located in Eindhoven, Netherlands.

     Marina Loscheva, CFA, has been a Portfolio Manager of the Funds since inception. She is a Senior Portfolio Manager with ABN AMRO Netherlands. Ms. Loscheva joined ABN AMRO Netherlands' LDI & Structuring in 2000 as a portfolio manager for the guaranteed product team. Prior to that Ms. Loscheva was employed by ABN AMRO Bank N.V. as a research associate for the Global Consulting Group within ABN AMRO Netherlands. Ms. Loscheva graduated (MSc) with a degree in Management and Economics from Commercial University located in Oryel, Russia in 1997. She attained a postgraduate diploma in Accounting & Finance from the London School of Economics located in

London, England in 1998 and completed her Master of Business Administration degree at Nyenrode University located in Breukelen, Netherlands in 1999.


     The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts managed by the Portfolio Managers, and the Portfolio Managers' ownership of shares of the Funds.

                               PORTFOLIO HOLDINGS

     A description of the policies and procedures with respect to the disclosure of each Fund's portfolio holdings is available in the Statement of Additional Information and on our Web site at www._____.com.

                             SHAREHOLDER INFORMATION

     The following information is for anyone who selects one or more of these Funds as an investment option in a variable annuity contract or variable life insurance policy that offers the Funds. These contracts and policies are described in separate prospectuses issued by participating insurance companies. The Funds assume no responsibility for such prospectuses.


     The Funds are not sold directly to the public. The Funds are offered by insurance companies through certain variable annuity contracts or variable life insurance policies (contracts). The Funds sell shares only to separate accounts of insurance companies and to qualified pension plans to the extent permitted by applicable law. Currently, the Funds offer shares only through Sun Life Assurance Company of Canada (US). As a contract owner, your premium payments are allocated to a portfolio by the insurance company in accordance with your contract. Please see the contract prospectus that accompanies this prospectus for a detailed explanation of your contract.


     As a contract owner, you do not directly own shares in the Funds. Instead, the shareholders of the Funds are the insurance companies that offer the Funds through the variable annuity contracts or variable life insurance policies. The insurance companies pass through the ownership of portfolio shares to their contract owners. Some insurance companies also pass through voting rights.

     There are important differences between mutual funds available to any investors and those that are available only through insurance companies. For example, funds that are available to any investors are not sold to insurance company separate accounts for investments in contracts. In addition, the investment objectives, policies and strategies of a portfolio, while similar to those offered to any investor, may not be identical. Moreover, funds offered to any investor may be smaller or larger than a Fund and have different expense ratios than the Funds.

     The performance of a Fund and a mutual fund offered to the public will differ. Should any conflict between contract owners arise that would require that a substantial amount of net assets be withdrawn from a Fund, orderly portfolio management could be disrupted to the potential detriment of contract owners in that Fund.

     The Funds have a verification process for new insurance company accounts to help the government fight the funding of terrorism and money-laundering activities. Federal law requires all financial institutions to obtain, verify and record information that identifies each insurance company that opens an account. This information will be verified to ensure the identity of all insurance companies opening an account.

     For certain insurance companies, a Fund might request additional information (for instance, a Fund would ask for documents such as the insurance company's articles of incorporation) to help a Fund verify the insurance company's identity.

BUYING AND SELLING SHARES

     Each Fund's shares are offered at net asset value. You may purchase and sell shares each day the New York Stock Exchange is open. Each Fund calculates its share price as described below under "Transaction Policies--Calculating Share Price."

     Shares of each Fund are currently sold only to insurance company separate accounts, without a sales charge, at the net asset value per share next determined after a proper purchase order is placed with the insurance company. The insurance company offers contract owners units in its separate accounts which directly correspond to shares in a Fund. An insurance company submits purchase and redemption orders to a Fund based on allocation instructions for premium payments, transfer instructions and surrender or partial withdrawal requests for contract owners, as set forth in the accompanying prospectus for the contracts. These orders reflect the amount of premium payments to be invested, surrender and transfer requests, and other matters. Redemption orders are effected at the next net asset value per share determined after a proper redemption order is placed with the insurance company, except as otherwise noted herein with respect to "Options on the Horizon Date" and "Early Termination". Contract owners should look at their contract prospectuses for redemption procedures and fees.


     Each insurance company has different provisions about how and when their contract owners may buy and sell Fund shares. Each insurance company is responsible for communicating its contract owners' instructions to a Fund. Contract owners should contact their insurance company to effect transactions in a Fund.

IMPORTANT INFORMATION ABOUT BUYING AND SELLING SHARES

     - After receiving a contract owner's order, the insurance company buys or sells shares at the net asset value next calculated on any day a Fund is open for business.

     - Unless otherwise instructed, a Fund normally makes payment of the proceeds from the sale of shares the next business day but always within seven calendar days.

     -    The Funds do not issue share certificates.

     - The Funds reserve the right to withdraw or suspend the offering of shares at any time.

     - Currently, the Board of Trustees of ABN AMRO Variable Insurance Trust does not foresee any disadvantages to contract owners arising from the fact that the interests of contract owners may differ. Nevertheless, the Board intends to monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken.

TRANSACTION POLICIES

     CALCULATING SHARE PRICE

     The price at which you buy and sell shares is the NAV next determined after your order is received in good order by the Fund or its agent.

     The NAV for each share of a Fund is determined each business day at the close of regular trading on the New York Stock Exchange (NYSE) (typically 4 p.m.
(ET)) by dividing a Fund's net assets by the number of its shares outstanding. Currently, the Funds observe the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation. If market quotations or settlement prices are not available or are deemed unreliable, securities are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, a Fund's value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security's sale. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

     Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     SHORT-TERM AND EXCESSIVE TRADING


     The Funds are designed for long-term investors. The Funds discourage and do not knowingly accommodate short-term or excessive trading. Such trading increases brokerage and administrative costs and may disrupt portfolio management. For example, the Funds may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. Thus, such trading may negatively impact the Fund's NAVs and result in dilution to long-term shareholders. These risks may be more pronounced for the International Fund since it invests in securities that trade on foreign markets. Certain investors may seek to employ short term trading strategies aimed at exploiting variations in portfolio valuations that may arise from securities that trade in foreign markets (e.g., time zone arbitrage).

     In an effort to protect long-term shareholders, the Funds' Board of Trustees has adopted policies and procedures which seek to deter short-term trading and excessive trading and to detect such trading activity at levels that may be detrimental to the Funds. These policies and procedures include the following:

     - The Funds have adopted certain fair valuation practices intended to protect the Funds from time zone arbitrage with respect to foreign securities and other trading practices that seek to exploit stale prices; and

     - each Fund reserves the right to reject or cancel a purchase or exchange order for any reason when, in the opinion of the Fund, there appears to be a pattern of short-term or excessive trading activity by a shareholder or any other trading activity deemed harmful or disruptive to a Fund.

     When a pattern of short-term or excessive trading activity or other trading activity deemed harmful or disruptive to a Fund is detected in a particular separate account, the Fund will take steps to stop this activity by contacting the insurance company that maintains the accounts for the underlying contract holders and seeking to have the insurance company enforce the separate account's policies on short-term or excessive trading, if any. While the Funds notify the insurance companies of and request that they enforce these policies and procedures, in certain cases, the insurance companies may be unable to implement these policies due to system or other constraints or issues. In addition, the Funds reserve the right to terminate a separate account's ability to invest in the Funds if apparent short-term or excessive trading activity persists. The detection of these patterns and the banning of further trading are inherently subjective and therefore involve some selectivity in their application. The Fund seeks to make such determinations in a manner consistent with the interests of each Fund's long-term shareholders.

     There is no assurance that these policies and procedures will be effective in limiting short-term and excessive trading in all cases. For example, the Funds may not be able to effectively monitor, detect or limit short-term or excessive trading by underlying shareholders that occurs through separate accounts maintained by insurance companies or other financial intermediaries. Depending on the amount of shares held in a particular separate account (which may represent most of a Fund's shares) short-term and/or excessive trading of Fund shares could adversely affect long-term shareholders in that Fund. It is important to note that the Fund does not have access to the underlying shareholders' trading activity and that investors will be subject to the policies and procedures of their insurance company with respect to short-term and excessive trading in a Fund.

ACCOUNT INFORMATION

     If you are a contract owner, you should contact your insurance company or the organization that provides record keeping services for information about your account.

     Please see the contract prospectus that accompanies this prospectus for the customer service phone number.

DISTRIBUTION AND SHAREHOLDER SERVICING PLAN (12B-1 FEES)


     The Funds have adopted a 12b-1 plan. Under this plan, a fee at an annual rate of not more than 0.__% of the average daily net assets of each Fund's shares are paid to the distributor for distribution and shareholder servicing related expenses incurred or paid by the distributor or a participating insurance company. The fee is accrued daily and payable monthly. Depending on the participating insurance company's corporate structure and applicable state law, the distributor may remit payments to the participating insurance company's affiliated broker-dealers or other affiliated company rather than the participating insurance company itself. Over time, the fees will increase the cost of your investment and may cost more than paying other types of sales charges.

     Examples of expenses payable under the plan include the costs of printing and mailing materials (such as portfolio prospectuses, shareholder reports, portfolio advertisements and sales literature), holding seminars and sales meetings, providing customer service to policyholders and sales compensation.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

     The Funds distribute each year substantially all of their net income (including accrued but unpaid income on zero coupon securities) and net capital gains. The Funds pay dividends and distribute capital gains at different intervals. All dividends and distributions are automatically reinvested in additional shares at net asset value on the dividend payable date, or, if requested, paid in cash. Dividends will be declared and paid annually. Capital gains will be distributed at least once a year, generally in December. At the time of payment of a dividend or distribution, the share price of the Fund (NAV) will be reduced by the per-share dollar amount of the payment.

     In addition, the Protected Value of the Fund will be reduced proportionally by the amount of the dividend or distribution as a percentage of the Fund's NAV rather than the dollar amount of the dividend or distribution. If all dividends and distributions are reinvested in additional shares of the Fund, then your Protected Amount will be the same after the distribution. However, if there has been an election not to reinvest dividends and distributions, your aggregate Protected Value will decrease. (See Examples _ at page__).

     FEDERAL INCOME TAXES

     Each Fund intends to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"). As long as a Fund qualifies as a RIC, it will not be subject to federal income tax on its income and gains that it distributes to its shareholders.

     Generally, for federal income tax purposes, owners of variable annuity and variable life contracts are not taxed currently on income or gains realized with respect to such contracts. However, some distributions from such contracts, whether made prior to or during the annuity payment period, may be taxable at ordinary income tax rates. In addition, distributions made to an owner who is younger than 59 1/2 may be subject to a 10% penalty tax. For further information concerning federal income tax consequences for the holders of variable annuity contracts and variable life insurance policies, such holders should consult the prospectus used in connection with the issuance of their particular contracts or policies.

     The discussion above is generally based on the assumption that shares of a Fund will be respected as owned by insurance company separate accounts. If this is not the case (for example, because the Internal Revenue Service finds an impermissible level of "investor control" over the investment options underlying variable contracts), the advantageous tax treatment provided under the Code will no longer be available, and the person or persons determined to own the Fund shares will be currently taxed on Fund distributions, and on the proceeds of any redemption of Fund shares.

     In order for investors to receive the favorable federal income tax treatment available to holders of variable annuity and variable life contracts, the separate accounts underlying such contracts, as well as the funds in which such accounts invest, must meet certain diversification requirements. Each Fund intends to comply with these requirements. If a Fund or separate account does not meet such requirements or otherwise fails to qualify as a regulated investment company for any taxable year, income allocable to the contracts associated with the separate account would be taxable currently to the holders of such contracts and income from prior periods with respect to such contracts also could be taxable, most likely in the year of the failure.

     Since the only shareholders of the Funds will be the separate accounts or other permitted investors, no discussion is included herein as to the federal income tax consequences to shareholders of the Funds.

     The Funds' transactions in broad based equity index futures contracts, exchange traded options on such indices and certain other futures contracts are generally considered "Section 1256 contracts" for federal income tax purposes. Any unrealized gains or losses on such Section 1256 contracts are treated as though they were realized at the end of each taxable year.

     The Funds will also invest in zero coupon U.S. government securities that are issued at a discount. Although the Funds will not actually receive interest payments on these securities, a Fund will be required to include in its net investment income a portion of the excess of the face value of such securities over their issue price ("original issue discount") for each year that a Fund holds such securities.

     To obtain cash in order to distribute such original issue discount and gains from Section 1256 contracts to its shareholders, a Fund may have to dispose of other securities at a time when it might otherwise have continued to hold them.

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries.

     Further information regarding the federal income tax matters relating to the Funds is included in the Statement of Additional Information.


                              FINANCIAL HIGHLIGHTS

     The financial highlights tables are not included because the Funds are new and do not have an operating history.

                               GENERAL INFORMATION

     If you wish to know more about ABN AMRO Variable Insurance Trust, you will find additional information in the following documents:

SHAREHOLDER REPORTS


     Additional information about the Funds' is available in the Funds' unaudited semi-annual report dated August 29th and annual report dated March 1st (February 29th in a leap year) which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during its last fiscal year.

PORTFOLIO HOLDINGS

     A description of the policies and procedures with respect to the disclosure of the Funds' portfolio holdings is available in the SAI and on our Web site at www._____.com.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

     The SAI, which is incorporated in this prospectus by reference to the extent that it relates to the Funds and dated ___________, 2006, as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Funds.

HOW TO OBTAIN REPORTS

     CONTACTING ABN AMRO VARIABLE INSURANCE TRUST

     For questions concerning investments in the Funds through your variable annuity contract, call your insurance company.

     You can get free copies of the reports and SAI, request other information and get answers to your questions about the Funds by contacting:

          Address:    ABN AMRO Variable Insurance Trust
                      P.O. Box 9765
                      Providence, RI 02940

          Phone:      (800) XXX-XXXX
          Web site:   www._____.com


     OBTAINING INFORMATION FROM THE SEC

     You can visit the EDGAR Database on the SEC's Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Funds at the SEC's Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at (202) 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-21843

[LOGO]

ABN AMRO Variable Insurance Trust
P.O. Box 9765
Providence, RI 02940

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.


              SUBJECT TO COMPLETION ___________, 2006

                        ABN AMRO VARIABLE INSURANCE TRUST

                         ABN AMRO HiPoint U.S. 2016 Fund
                                (the "U.S. Fund")

                    ABN AMRO HiPoint International 2016 Fund
                           (the "International Fund")

                  (Each a "Fund" and collectively, the "Funds")


                       STATEMENT OF ADDITIONAL INFORMATION

                                _______ __, 2006

     This Statement of Additional Information dated _____ __, 2006 ("SAI") provides supplementary information pertaining to shares representing interests in two currently available investment portfolios of ABN AMRO Variable Insurance Trust (the "Trust").

     This SAI is not a Prospectus and should be read only in conjunction with the Funds' current Prospectus dated ______ __, 2006, as amended or supplemented from time to time. No investment in any of the Funds should be made without first reading the Funds' Prospectus.

     This SAI is incorporated by reference in the Prospectus.

     You may obtain a Prospectus at no charge by contacting the Trust at ABN AMRO Variable Insurance Trust, P.O. Box 9765, Providence, RI 02940 or 800-________.

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE FUNDS................................................................      1
INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS................      1
INVESTMENT RESTRICTIONS..................................................     20
NON-FUNDAMENTAL INVESTMENT POLICIES......................................     21
TRUSTEES AND OFFICERS OF THE TRUST.......................................     21
CODES OF ETHICS..........................................................     27
PROXY VOTING POLICIES AND PROCEDURES.....................................     27
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES......................     27
INVESTMENT ADVISORY AND OTHER SERVICES...................................     27
    The Investment Adviser...............................................     27
    The Administrator....................................................     29
    The Sub-Administrator................................................     30
    Sub-Administration Fees..............................................     30
    The Distributor......................................................     30
    Distribution and Shareholder Servicing Plan..........................     31
    Custodian............................................................     32
    Transfer Agent and Dividend Paying Agent.............................     32
    Counsel and Independent Registered Public Accounting Firm............     32
PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS.........................     32
DISCLOSURE OF PORTFOLIO HOLDINGS.........................................     34
DESCRIPTION OF SHARES....................................................     35
PURCHASE AND REDEMPTION OF SHARES........................................     37
NET ASSET VALUE..........................................................     37
DIVIDENDS................................................................     37
FEDERAL INCOME TAXES.....................................................     38
PERFORMANCE INFORMATION..................................................     41
FINANCIAL STATEMENTS.....................................................     41
OTHER INFORMATION........................................................     41
APPENDIX A...............................................................    A-1

     NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                    THE FUNDS

     ABN AMRO Variable Insurance Trust (the "Trust"), 161 North Clark Street, Chicago, Illinois 60601-3294, is an open-end management investment company, which was formed as a Delaware statutory trust on December 19, 2005. Each Fund is a series of the Trust and is classified as a diversified fund under the Investment Company Act of 1940, as amended (the "1940 Act").

           INVESTMENT OBJECTIVES, STRATEGIES AND RISK CONSIDERATIONS

     The following supplements the information contained in the Prospectus concerning the investment objectives, strategies and risks of investing in the Funds.


     Each Fund seeks long-term capital appreciation during a prescribed investment period while seeking to preserve a Fund's highest net asset value attained during such period, as adjusted for dividends and distributions paid by the Fund. The end of the designated investment period for each Fund is referred to as the "Horizon Date." The Funds' principal investment strategies are designed to assure that if you hold your shares until the Horizon Date and redeem your shares on that date, you will receive at least the Protected Value. The Protected Value represents a per share value and is the greater of (i) a Fund's net asset value at inception ($10.00), and (ii) the highest net asset value attained by the Fund prior to the Horizon Date, as adjusted for dividends and distributions paid by the Fund. The Protected Value is not the amount you paid for your shares. Because the Protected Value is a per share value, it is adjusted (decreased) in proportion to dividends and distributions paid after the date the Protected Value is established.

     The Protected Value is calculated each day the Funds are open for business, provided that the assets of a Fund are not invested irreversibly in fixed-income investments and cash equivalents. Once this occurs, the Protected Value of a Fund will no longer be increased. The Protected Value is posted on the Funds' website at __________.

     Your Protected Amount is the number of shares you own multiplied by the Protected Value. Generally, your Protected Amount will remain the same if you reinvest all dividends and distributions in additional shares of the same Fund and do not redeem any shares before the Horizon Date. Your Protected Amount will decrease if you elect to receive dividends and distributions in cash or if you redeem shares before the Horizon Date. Your Protected Amount may differ from your original investment.

     The Horizon Date for each Fund is as follows:

          ABN AMRO HiPoint U.S. 2016 Fund            December 31, 2016
          ABN AMRO HiPoint International 2016 Fund   December 31, 2016

     Except as otherwise stated below or in the Prospectus, a Fund may invest in the securities and investment techniques described below. The investment practices described below, except as further set forth under "Investment Restrictions," are not fundamental and may be changed by the Board of Trustees without the approval of the shareholders.

PROTECTION AGREEMENT

     In the event that a Fund does not have sufficient assets on the Horizon Date to pay the Protected Amount, each Fund has entered into an agreement with ABN AMRO Holding N.V. (the "Protection Provider"), under which the Protection Provider has agreed to make, if necessary, sufficient contributions on the Horizon Date to enable eligible shareholders to receive the Protected Amount. Under the terms of the Protection Agreement, the Protection Provider has an unconditional obligation to contribute assets to the Fund on the Horizon Date if the Fund's assets are not sufficient to pay the Protected Amount. The Protection Provider will be compensated at a rate of __% of the value of U.S. government agency securities held by a Fund to maintain the Protected Amount. The Protection Provider currently does not charge the Funds to the extent that the Protected Value is supported by direct obligation of the U.S. government. The Funds, ABN AMRO Asset Management, Inc. (the "Investment Adviser") and the Protection Provider have sought an exemptive order from the Securities and Exchange Commission ("SEC") permitting such arrangements. The Protection Provider may not terminate the Protection Agreement unless ABN AMRO Asset Management, Inc. no longer serves as investment adviser.

     The audited financial statements of the Protection Provider, the Investment Adviser's parent company, for the period ended [________], filed on Form 6-K with the Securities and Exchange Commission ("SEC") on [___________], are incorporated herein by reference.


BORROWING


     A Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in "Investment Restrictions." Any policy under "Investment Restrictions" which contradicts policies described in this paragraph governs that applicable Fund's policy on borrowing. A Fund may borrow from banks or enter into reverse repurchase agreements for temporary or emergency purposes. A Fund has no intention of increasing its net income through borrowing. Any borrowings shall be from a bank. Such borrowing may be on a secured or unsecured basis at fixed or variable rates of interest. The 1940 Act requires the Funds to maintain continuous asset coverage of not less than 300% with respect to all borrowings, which means that a Fund may borrow up to 33 1/3% of its total assets. This allows a Fund to borrow for such purposes an amount equal to as much as 50% of the value of its net assets (not including such borrowings). In the event that such asset coverage shall at any time fall below 300%, a Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.


EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer's business. The following describes various types of equity securities in which the Funds may invest.

     COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings may influence the value of its common stock.

     PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. A Fund may treat such redeemable preferred stock as a fixed income security.

     WARRANTS AND RIGHTS

     Warrants give a Fund the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). A Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

     Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED-INCOME SECURITIES

     Fixed-income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed-income security must repay the principal amount of the security, normally within a specified time. Fixed-income securities provide more regular income than equity securities. However, the returns on fixed-income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.


     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether the security costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.


     Each Fund may invest a portion of its assets in U.S. government securities. U.S. government securities include securities issued by the U.S. Treasury and by U.S. government agencies and instrumentalities. U.S. government securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Federal Home Loan Mortgage Corporation securities).

     Holders of U.S. government securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. government would provide support if it were not obligated to do so by law. Neither the U.S. government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.


     Each Fund may invest a substantial portion of its assets in Zero Coupon Securities. Zero Coupon Securities are debt obligations, some of which are issued or guaranteed by the U.S. Treasury, sold at a significant discount from their face value. Zero Coupon Securities do not pay current interest to holders prior to maturity, a specified redemption date or cash payment date. The discount approximates the total interest the securities will accrue and compound over the period to maturity or the first interest payment date at a rate of interest reflecting the market rate of interest at the time of issuance. The original issue discount on the Zero Coupon Securities must be included ratably in a Fund's income as the discount accrues, even though payment has not been received. Because interest on Zero Coupon Securities is not paid on a current basis but is in effect compounded, the value of these securities is subject to greater fluctuations in response to changing interest rates and may involve greater market risks than the value of debt obligations that distribute income regularly.

     The market value of the interest-bearing debt securities held by a Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All fixed-income securities, including U.S. government securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of that issuer's fixed-income securities. As a result, an investment in the Funds is subject to risk even if all fixed-income securities in a Fund's investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security's maturity.


     Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Fixed-income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

     The issuers of fixed-income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. The possibility exists, therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (INTERNATIONAL FUND ONLY)

     International equity securities or options or futures on securities indices in which the International Fund may invest may be traded in foreign currencies. The International Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, the International Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures.


     A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, a Fund "locks in" the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, a Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by a Fund if the value of the hedged currency increases. A Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from a Fund's investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for a Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, a Fund will segregate cash or liquid securities at least in an amount equal to the contract. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The International Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, a Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund's Investment Adviser. The International Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The International Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

FOREIGN SECURITIES (INTERNATIONAL FUND ONLY)

     The International Fund may invest in foreign securities which are described below. For country allocations, a company is considered to be located in the country in which it is domiciled, in which it is primarily traded, from which it derives a significant portion of its revenues or in which a significant portion of its goods or services are produced. Foreign securities may subject a Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to a Fund may limit the extent of a Fund's investment in companies in those countries. Further, it may be more difficult for a Fund's agents to keep currently informed about corporate actions which may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. A Fund's ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.


     Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value of a Fund's assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and a Fund may incur costs in connection with conversions between various currencies. A Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and certain Asian markets. This may limit a Fund's ability to effectively hedge its investments in such markets if it chose to do so.

     Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect a Fund's ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, a Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.


     The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of a Fund may be in jeopardy because of failures or defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to a Fund investing in emerging market securities.


     Certain risks associated with international investments and investing in smaller, developing markets are heightened for investments in Latin American countries. Furthermore, Latin American currencies may not be internationally traded. Also, many Latin American countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain Latin American countries. In addition, although there is a trend toward less government involvement in commerce, governments of many Latin American countries have exercised and continue to exercise substantial influence over many aspects of the private sector. In certain cases, the government still owns or controls many companies, including some of the largest companies in the country. Accordingly, government actions in the future could have a significant effect on economic conditions in Latin American countries, which could affect private sector companies and a Fund, as well as the value of securities in a Fund's portfolio.


     In making investment decisions for a Fund, the Investment Adviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country's financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country's laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments. Of course, the Investment Adviser's decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.


     Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. A Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

FORWARD COMMITMENTS, WHEN-ISSUED SECURITIES AND DELAYED-DELIVERY TRANSACTIONS

     A Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although a Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, a Fund may dispose of such securities prior to settlement if the Investment Adviser deems it appropriate to do so.

     A Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. A Fund will normally realize a capital gain or loss in connection with these transactions.


     When a Fund purchases securities on a when-issued, delayed-delivery or forward commitment basis, a Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund's purchase commitments. In the case of a forward commitment to sell portfolio securities, a Fund will segregate the portfolio securities while the commitment is outstanding. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.


     These procedures are designed to ensure that a Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed-delivery transactions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS


     Futures contracts are generally considered to be derivative securities. Each Fund may use futures contracts and options on futures contacts as a means of seeking capital appreciation. Futures contracts and options on futures contracts may also be used for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of a Fund's portfolio holdings. The futures contracts and options on futures contracts in which the U.S. Fund may invest may be based on various U.S. stock indices, mainly the S&P 500 Index. The International Fund may invest in contracts and options on futures contracts based on major foreign stock market indices, including but not limited to London's FTSE Index, Dow Jones Eurostoxx 50 Index and Japan's Nikkei 225 Index.


     In connection with a Fund's position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     The Trust has claimed exclusion from the definition of the term "commodity pool operator" adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act.

     FUTURES CONTRACTS

     The sale of a futures contract creates a firm obligation by the seller to deliver to the buyer the specific type of instrument called for in the contract at a specific future time for a specified price (or, with respect to index futures, the net cash amount). Typically, maintaining a futures contract or selling an option thereon requires a Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark-to-market value of the contract fluctuates. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Future contracts and options thereon are generally settled by entering into an offsetting transaction.

     A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and a Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract's value. No physical delivery of the underlying stocks in the index is made in the future. The Funds expect to use stock index futures primarily to generate equity market exposure. By investing in such instruments, the Funds participate in equity market returns (gains or losses) that are roughly comparable to allocating a portion of a Fund's portfolio assets directly to shares of stock comprising the index. By holding futures contracts, rather than shares of stock, the Funds seek to generate diversified equity exposure that can be rebalanced daily without incurring excessive trading costs and related expenses.

     A Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. A Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold.

     A Fund may enter into futures contracts to gain exposure to the stock market without actually buying or selling individual stocks. For example, if a Fund anticipates an increase in the price of stocks, the Fund could enter into a futures contract to purchase a stock index, such as the S&P 500 Index. If an increase in the market occurs that influences the stock index as anticipated, the value of the futures contracts will increase. Conversely, if the market decreases, the value of the futures contracts will decrease. The use of futures contracts on stock indices can accentuate gains and losses.

     OPTIONS ON FUTURES CONTRACTS

     A Fund may buy and write put and call options on futures contracts. An option on a future gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. As with other option transactions, securities will be segregated to cover applicable margin or segregation requirements on open futures contracts. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, when a Fund is not fully invested it may buy a call option on a futures contract to hedge against a market advance.

     The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security which is deliverable under, or of the index comprising, the futures contract. If the futures' price at the expiration of the option is below the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency which is deliverable under, or of the index comprising, the futures contract. If the futures' price at expiration of the option is higher than the exercise price, a Fund will retain the full amount of the option premium which provides a partial hedge against any increase in the price of securities which the Fund is considering buying. If a call or put option a Fund has written is exercised, the Fund will incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between the change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

     The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities and for federal income tax purposes will be considered a "short sale." For example, a Fund may buy a put option on a futures contract to hedge its portfolio against the risk of falling prices or rising interest rates.

     The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities. The purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

     Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

     ADDITIONAL INFORMATION ON FUTURES AND OPTIONS ON FUTURES

     To the extent that market prices move in an unexpected direction, a Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if a Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. A Fund may be required to sell securities at a time when it may be disadvantageous to do so.

     Gain derived by a Fund from the use of futures contracts and options on futures contracts in which the Funds expect to invest generally will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

     Further, with respect to options on futures contracts, a Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

ILLIQUID SECURITIES


     A Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven business days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options;

swap agreements, interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the Securities Act of 1933, as amended (the "1933 Act").


INVESTMENT COMPANY SHARES

     Each Fund may acquire securities of other investment companies, including closed-end funds and exchanged-traded funds ("ETFs"), to the extent permitted by the 1940 Act and interpretations by the SEC thereunder. When a Fund invests in another investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund's own fees and expenses. The Funds may rely on SEC orders that permit them to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions.

     The values of ETFs are subject to change as the values of their respective component common stocks fluctuate according to market volatility. Investments in ETFs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by a Fund. Moreover, a Fund's investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

     Because ETFs trade on an exchange, they may not trade at net asset value
(NAV). Sometimes, the prices of ETFs may vary significantly from the aggregate value of the ETF's underlying securities. Additionally, if a Fund elects to redeem its ETF shares rather than selling them on the secondary market, the Fund may receive the underlying securities, which it must then sell in order to obtain cash. Additionally, you may pay a proportionate share of the expenses of the ETF in addition to the expenses of the Fund.

MONEY MARKET INSTRUMENTS

     Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit ("CDs"), Eurodollar Certificates of Deposit ("Euro CDs"), Yankee Certificates of Deposit ("Yankee CDs"), foreign bankers' acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations ("LPs"), variable- and floating-rate instruments and master demand notes. Bank obligations may include bankers' acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

     Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

     Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject a Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the investment is minimal.

     Euro CDs, Yankee CDs and foreign bankers' acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as "sovereign risk," pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.


     Time deposits usually trade at a premium over U.S. Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which U.S. Treasuries do not; also, investors regard time deposits as being sufficiently less liquid than U.S. Treasuries; hence, investors demand some extra yield for buying time deposits rather than U.S. Treasuries. The investor in a loan participation has a dual credit risk to both the borrower and also the selling bank. The second risk arises because it is the selling bank that collects interest and principal and sends it to the investor.

     Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, a Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating-rate obligation defaulted on its payment obligation, a Fund might be unable to dispose of the obligation because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.


     YANKEE CERTIFICATES OF DEPOSIT

     Yankee CDs are certificates of deposit that are issued domestically by foreign banks. It is a means by which foreign banks may gain access to U.S. markets through their branches that are located in the U.S., typically in New York. These CDs are treated as domestic securities.

     STRIPS


     Separate Trading of Registered Interest and Principal of Securities ("STRIPS") are U.S. Treasury or U.S. government agency securities whose interest and principal components are separated and sold as individual securities. When such obligations have been stripped of their unmatured interest coupons, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest (i.e., cash) payments. The coupons of a U.S. government obligation that has been stripped are typically each sold separately or grouped with other coupons with like maturity dates and sold bundled in such form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to zero coupon securities (discussed below) and, accordingly, have many of the same risks as zero coupon securities. The market price of STRIPS generally is more volatile than the market prices of securities with similar maturities that pay interest periodically and is likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.

OPTIONS

     The Funds may purchase and write put and call options on equity securities and stock indices. A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. A Fund will only write call options on a covered basis (e.g., on securities it holds in its portfolio). A Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by a Fund for such options. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     Put and call options are generally considered to be derivative securities. Such options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves. A Fund may incur losses if the judgment of the Investment Adviser is incorrect with respect to interest rates, security prices or the movement of indices.

     An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

     A Fund may use options traded on U.S. exchanges, and, as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, a Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

     A Fund will write call options only if they are "covered." In the case of a call option on a security, the option is "covered" if a Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if a Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value. A call option is also covered if a Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or

(ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent.

     A Fund will write put options only if they are "secured" by liquid assets maintained in a segregated account by the Fund's custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     A Fund's obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

     There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

     PURCHASING CALL OPTIONS

     When a Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that a Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

     Following the purchase of a call option, a Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. A Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; a Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

     Although a Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

     COVERED CALL WRITING

     A Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the Investment Adviser determines is appropriate in pursuing the Fund's investment objective. The advantage to a Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the option may be exercised and the Fund may not fully participate in the market appreciation.

     During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which a Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

     Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

     If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period if such security is sold or there is another recognition event. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

     A Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

     PURCHASING PUT OPTIONS

     A Fund will, at all times during which it holds a put option, own the security covered by such option. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

     A put option purchased by a Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. A Fund would purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option ("protective puts"). The ability to purchase put options allows a Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, a Fund will lose the value of the premium paid. A Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option which is sold.

     A Fund may sell a put option purchased on individual portfolio securities. Additionally, a Fund may enter into closing sale transactions. A closing sale transaction is one in which a Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

     WRITING PUT OPTIONS

     A Fund may write put options. When a Fund writes a put option, it receives premium income from writing the put option. However, if the underlying security declines in value, the Fund may be required, when the put is exercised, to purchase the security at higher prices than the current market price. The Funds will write puts on a secured basis which means that a Fund will maintain in a segregated account with its custodian or fund accounting agent, cash or U.S. government securities in an amount not less than the exercise price of the option at all times during the option period. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of cash or U.S. government securities held in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the Investment Adviser wishes to purchase the underlying security for a Fund's portfolio at a price lower than the current market price of the security. In such event, that Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay.

     Following the writing of a put option, a Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, a Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

     OPTIONS ON INDICES

     Each Fund may buy put and call options and write (sell) put and call options on stock indices listed on national securities exchanges or traded in the over-the-counter market as an investment vehicle for the purpose of realizing the Fund's investment objective. A stock index option is an option contract whose value is based on the value of a stock index at some future point in time. Options on indices are settled in cash, not in delivery of securities. The amount of cash received upon exercise of a stock option, if any, will be the difference between the closing price of the index and the exercise price of the option, multiplied by a specified dollar multiple. The exercising holder of an index option receives, instead of a security, cash equal to the difference between the closing price of the securities index and the exercise price of the option. When a Fund writes a covered option on an index, the Fund will be required to deposit and maintain with a custodian cash or liquid securities equal in value to the aggregate exercise price of a put or call option pursuant to the requirements and the rules of the applicable exchange. If, at the close of business on any day, the market value of the deposited securities falls below the contract price, the Fund will deposit with the custodian cash or liquid securities equal in value to the deficiency. Stock indexes fluctuate with changes in the market values of the stocks included in the index. The effectiveness of purchasing stock index options will depend upon the extent to which price movements in a Fund's investment portfolio correlate with price movements of the stock index selected. Accordingly, successful use by a Fund of options on stock indexes will be subject to the Investment Adviser's ability to correctly analyze movements in the direction of the stock market generally or of particular industry or market segments.

     Each of the exchanges on which stock index options are traded has established limitations governing the maximum number of call or put options on the same index which may be bought by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the same investment adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These position limits may restrict the number of stock index options that a Fund may buy or sell. Although certain option exchanges attempt to provide continuously liquid markets in which holders of options can close out their positions at any time prior to the expiration of the option, no assurance can be given that a market will exist at all times for all outstanding options purchased by a Fund. If an options market were to become unavailable, a Fund would be unable to realize its profits or limit its losses until the Fund could exercise options it holds.


     FOREIGN CURRENCY OPTIONS (INTERNATIONAL FUND ONLY)

     The International Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options.


REPURCHASE AGREEMENTS

     A Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller of the underlying security under the repurchase agreement should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

     The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

     The financial institutions with which a Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York's list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the Investment Adviser. The Investment Adviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

     A Fund will only enter into a repurchase agreement where the market value of the underlying security, including interest accrued, will be at all times equal to or exceed the value of the repurchase price.

RESTRICTED SECURITIES

     The Funds may invest in securities that are subject to restrictions on resale because they have not been registered under the 1933 Act. These securities are sometimes referred to as private placements. Although securities which may be resold only to "qualified institutional buyers" in accordance with the provisions of Rule 144A under the 1933 Act are technically considered "restricted securities," the Funds may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described above in the "Illiquid Securities" section, provided that a determination is made that an adequate trading market exists for such securities. The Funds may also purchase commercial paper issued in reliance on the exemption from registration in Section 4(2) of the 1933 Act ("4(2) Paper") without regard to the limitation on investments in illiquid securities, provided that a determination is made that an adequate trading market exists for such 4(2) Paper. The Investment Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper pursuant to procedures adopted by the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Investment Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its percentage limitation for investments in illiquid securities.

     Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and a Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. A Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements involve the sale of securities held by a Fund pursuant to the Fund's agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, a Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the price at which the Fund is obligated to repurchase such securities.

RULE 144A SECURITIES

     A Fund may purchase securities which are not registered under the 1933 Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, under procedures approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

SECURITIES LENDING

     A Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 33 1/3% of the Fund's total net assets.

     Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by a Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore, a Fund will only enter into such lending after a review by the Investment Adviser of the borrower's financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

SWAP AGREEMENTS

     The Funds may enter into interest rate, index, equity and currency exchange rate swap agreements. These transactions would be entered into in an attempt to obtain a particular return when it is considered desirable to do so, possibly at a lower cost to a Fund than if the Fund had invested directly in the asset that yielded the desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or "swapped" between the parties are generally calculated with respect to a "normal amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. Forms of swap agreements include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or "cap"; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or "floor"; and interest rate collars, under which a party sells a cap and purchases a floor or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels.

     A Fund may enter into credit default swap agreements. The "buyer" in a credit default contract is obligated to pay the "seller" a periodic stream of payments over the term of the contract provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. A Fund may either be the buyer or the seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the buyer receives full notional value for a reference obligation that may have little or no value. As a seller, a Fund typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. Credit default swaps involve more risk than if a Fund had invested in the reference obligation directly.

     Most swap agreements entered into by a Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's current obligations under a swap agreement will be accrued daily (offset against amounts owed to the Fund), and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of liquid assets to limit any potential leveraging of the Fund's portfolio. Whenever a Fund is required to establish a segregated account for 1940 Act purposes, notations on the books of the Fund's custodian or fund accounting agent are sufficient to constitute a segregated account.

     Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of a Fund's investment restriction concerning senior securities. Except as otherwise indicated in the Prospectus or in this SAI, a Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of the Fund's assets.

     Whether a Fund's use of swap agreements will be successful in furthering its investment objective will depend on the Investment Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with counterparties that meet certain standards for creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Trust's repurchase agreement guidelines). Certain restrictions imposed on the Funds by the Internal Revenue Code of 1986, as amended (the "Code"), may limit a Fund's ability to use swap agreements. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swap market, including potential government regulation, could adversely affect a Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

TEMPORARY DEFENSIVE POSITIONING


     The investments and strategies described throughout the Prospectus and this SAI are those the Investment Adviser intends to use under normal conditions. When the Investment Adviser determines that market conditions warrant, a Fund may invest up to 100% of its assets in money market instruments other than those described under Principal Investment Strategies, or hold U.S. dollars. When a Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.


UNIT INVESTMENT TRUSTS ("UIT")

     A UIT is a type of investment company. Some ETFs are structured as UITs. Investments in UITs are subject to regulations limiting a Fund's acquisition of investment company securities. Standard and Poor's Depositary Receipts ("SPDRs"), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor's 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor's MidCap 400 Index, respectively.

     The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by a Fund could result in losses on UITs. Trading in UITs involves risks similar to the risks involved in the writing of options on securities described above under "Options."

     Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, a Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, a Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.


ZERO COUPON SECURITIES


     Zero coupon securities are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity, a specified redemption date or a cash payment date. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer.


     Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The market prices of zero coupon securities are generally more volatile than the market prices of interest-bearing securities and respond more to changes in interest rates than interest-bearing securities with similar maturities and credit qualities. The original issue discount on the zero coupon bonds must be included ratably in the income of a Fund as the income accrues even though payment has not been received. Each Fund nevertheless is required to distribute all or substantially all of its net investment income, including the accrued original issue discount, and this may require liquidating securities at times a Fund might not otherwise do so and may result in capital loss.


OTHER INVESTMENTS

     The Board of Trustees may, in the future, authorize a Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with that Fund's investment objective and that it would not violate any fundamental investment policies or restrictions applicable to that Fund.

                            INVESTMENT RESTRICTIONS

     The investment restrictions set forth below are fundamental policies and may not be changed as to a Fund without the approval of a majority of the outstanding voting securities (as defined in the 1940 Act) of the Fund. All percentage limitations governing the investments of each Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund's total assets will not be considered a violation.

     Each Fund's investment objective is fundamental through the Horizon Date and may not be changed by the Board of Trustees without shareholder approval before the Horizon Date.

     Each Fund may not:

     (1) act as an underwriter of securities, except insofar as it may be deemed an underwriter in connection with the disposition of portfolio securities;

     (2) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate or interests therein), except that it reserves freedom of action to hold and sell real estate acquired as a result of the Fund's ownership of securities;

     (3) purchase or sell physical commodities other than precious metals, provided that the Fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This restriction shall not prevent the Fund from purchasing or selling options, futures contracts or other derivative instruments, or from investing in securities or other instruments backed by physical commodities;

     (4) make loans to other persons, but this restriction shall not prevent the Fund from (a) lending portfolio securities and (b) entering into repurchase agreements and purchasing debt instruments or interest of indebtedness in accordance with the Fund's investment objectives and policies to the extent such practices may be deemed loans;

     (5) borrow money except as permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

     (6) issue any senior security except to the extent permitted under the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time; or


     (7) make investments that will result in the concentration of 25% or more of its investments in the securities of issuers engaged primarily in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, or in tax-exempt securities.


     With respect to restriction (6), the 1940 Act prohibits a fund from issuing any senior securities, except for certain borrowings (as discussed below). The SEC staff has broadly interpreted senior security to include any type of transaction with the potential for leverage, including certain futures, options and other derivatives transactions, short sales, the purchase of securities on a when-issued or delayed-delivery basis or similar transactions with leverage potential. The SEC staff has indicated that transactions with the potential for leverage will not be treated as prohibited senior security issuances if the fund follows certain procedures to prevent losses from the potential leveraged aspect of these transactions. These procedures generally require the fund to segregate cash or liquid securities equal in value to the fund's potential exposure from the transaction or to cover the transaction through ownership of the instrument underlying the transaction.

                       NON-FUNDAMENTAL INVESTMENT POLICIES


     Each Fund is also subject to the following non-fundamental restrictions and policies, which may be changed by the Board of Trustees without shareholder approval. Each Fund may not:


     (a) purchase securities on margin or sell securities short, except (i) short sales against the box, (ii) for margin deposits in connection with futures contracts, options or other permitted investments, (iii) that transactions in futures contracts and options shall not be deemed to constitute selling securities short, and (iv) that the Fund may obtain such short-term credits as may be deemed necessary for the clearance of securities transactions;

     (b) pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments;

     (c) purchase securities of another investment company, except to the extent permitted by the 1940 Act and as interpreted by a regulatory authority having jurisdiction from time to time;

     (d) invest more than 15% of its net assets (taken at market value at the time of a particular investment) in illiquid securities;

     (e) lend portfolio securities in an amount greater than one third of its total assets.

     In addition to the investment restrictions above, each Fund must comply with Subchapter L of the Code because they are used as investment options for variable insurance products. Accordingly, the following restrictions apply:

     1) A Fund may invest no more than 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

     2) A Fund may invest no more than 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

     3) A Fund may invest no more than 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

     4) A Fund may invest no more than 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

     Each U.S. government agency or instrumentality shall be treated as a separate issuer.

                       TRUSTEES AND OFFICERS OF THE TRUST

     Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees and Executive Officers of the Trust is set forth below. The term "officer" means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

                                                                             NUMBER OF
                               TERM OF                                      PORTFOLIOS
                              OFFICE(1)                                       IN FUND           OTHER
                                 AND                                          COMPLEX       TRUSTEESHIPS/
                                LENGTH                                       OVERSEEN       DIRECTORSHIPS
   NAME, ADDRESS, AGE AND      OF TIME        PRINCIPAL OCCUPATION(S)           BY              HELD
   POSITION(S) WITH TRUST       SERVED         DURING PAST FIVE YEARS       TRUSTEE(2)       BY TRUSTEE
   ----------------------     ---------       -----------------------       ----------      -------------
                                            INDEPENDENT TRUSTEES

                                       [To be completed by Amendment]

                                                                             NUMBER OF
                               TERM OF                                      PORTFOLIOS
                              OFFICE(1)                                       IN FUND           OTHER
                                 AND                                          COMPLEX       TRUSTEESHIPS/
                                LENGTH                                       OVERSEEN       DIRECTORSHIPS
   NAME, ADDRESS, AGE AND      OF TIME        PRINCIPAL OCCUPATION(S)           BY              HELD
   POSITION(S) WITH TRUST       SERVED         DURING PAST FIVE YEARS       TRUSTEE(2)       BY TRUSTEE
   ----------------------     ---------       -----------------------       ----------      -------------
                                           INTERESTED TRUSTEES(3)

Stuart D. Bilton, CFA           Since     Chief Executive Officer, Aston        [6]      Director, Baldwin
c/o 161 North Clark Street    December,   Asset Management LLC, since                    & Lyons, Inc.
Chicago, IL 60601                2005     2006; Vice Chairman of ABN AMRO                (property and
Age: 59                                   Asset Management Holdings,                     casualty insurance
Chairman, Board of Trustees               Inc., 2003-2006; President and                 firm); Director,
                                          Chief Executive Officer of ABN                 Veredus Asset
                                          AMRO Asset Management Holdings,                Management LLC;
                                          Inc. from 2001-2003; President                 Director, TAMRO
                                          of Alleghany Asset Management,                 Capital Partners
                                          Inc. from 1996-2001 (purchased                 LLC; Member of the
                                          by ABN AMRO in February 2001).                 Board of Managers,
                                                                                         River Road Asset
                                                                                         Management, LLC;
                                                                                         Chairman, Board of
                                                                                         Trustees, Aston Funds
                                                                                         (__ portfolios).


                                      OFFICER(S) WHO ARE NOT TRUSTEES

Kenneth C. Anderson             Since     President, Aston Asset                N/A              N/A
c/o 161 North Clark Street    December,   Management LLC, since 2006;
Chicago, IL 60601                2005     President, ABN AMRO Structured
Age: 42                                   Investment Funds since 2005;
President (Chief Executive                President and Chief Executive
Officer)                                  Officer of ABN AMRO Investment
                                          Fund Services, Inc. (formerly
                                          known as Alleghany Investment
                                          Services, Inc.) 1995-2006;
                                          Executive Vice President of ABN
                                          AMRO Asset Management (USA) LLC
                                          2001-2006; Director, ABN AMRO
                                          Trust Services Company
                                          2001-2006; Director, TAMRO
                                          Capital Partners LLC and
                                          Veredus Asset Management LLC
                                          since 2001; President, ABN AMRO
                                          Funds since 1993; CPA.

Gerald F. Dillenburg            Since     Chief Compliance Officer and          N/A              N/A
c/o 161 North Clark Street    December,   Chief Financial Officer, Aston
Chicago, IL 60601                2005     Asset Management LLC, since
Age: 39                                   2006; Chief Financial Officer
Senior Vice President,                    and Chief Compliance Officer,
Secretary and Treasurer                   ABN AMRO Structured Investment
(Chief Financial Officer,                 Funds since 2005; Chief Senior
Chief Operating Officer and               Managing Director ("SMD") of
Chief Compliance Officer)                 ABN AMRO Investment Fund
                                          Services, Inc. (formerly known
                                          as Alleghany Investment
                                          Services, Inc.) 1996-2006; SMD
                                          of ABN AMRO Asset Management
                                          Holdings, Inc. and ABN AMRO
                                          Asset Management, Inc.
                                          (formerly known as Chicago
                                          Capital Management, Inc.)
                                          2001-2006; Operations manager
                                          and compliance officer of ABN
                                          AMRO mutual funds 1996-2006;
                                          CPA.

----------
(1) Trustees serve for an indefinite term until the earliest of: (i) removal by two-thirds of the Board of Trustees or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 72 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board of Trustees, (ii) resignation, death or incapacity or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.

(2) Includes service on the Board of Trustees of the ABN AMRO Funds and ABN AMRO Structured Investment Funds, Delaware statutory trusts.

(3) "Interested person" of the Trust as defined in the 1940 Act. Mr. Bilton is considered an "interested person" because of affiliations with ABN AMRO Asset Management, Inc., which acts as the Funds' Investment Adviser, and related entities.

BOARD COMMITTEES

     The Board has three standing committees - an Audit Committee, a Nominating and Governance Committee and a Valuation Committee. Each committee is described below:

     AUDIT COMMITTEE

     The Board of Trustees has established an Audit Committee consisting of five members, including a Chairman of the Committee. The Audit Committee members are ________________. The functions performed by the Audit Committee are to oversee the integrity of the Trust's accounting policies, financial reporting process and system of internal controls regarding finance and accounting. The Audit Committee also monitors the independence and performance of the Trust's independent registered public accounting firm and provides an open avenue of communication among the independent auditors, Trust management and the Board of Trustees.

     NOMINATING AND GOVERNANCE COMMITTEE

     The Trustees have also established a Nominating and Governance Committee consisting of five members, including a Chairman of the Committee. The Nominating and Governance Committee members are ____________________. The Nominating and Governance Committee's function is to put forth names for nomination as Trustee when deemed necessary. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust's Secretary for the attention of the Chairman of the Nominating and Governance Committee.

     VALUATION COMMITTEE

     The Trustees have also established a Valuation Committee consisting of three Trustees, including at least one Trustee who is not an "interested person" (as that term is defined in the 1940 Act). Currently, the Valuation Committee members are _______________. The Valuation Committee is responsible for fair valuing securities of the Funds as may be necessary from time to time.

SHARE OWNERSHIP


     Set forth in the table below is the dollar range of equity securities held in each Fund and the aggregate dollar range of securities in the Fund complex beneficially owned by each current Trustee at _________, 2006.

                                                        AGGREGATE DOLLAR
                                                         RANGEOF EQUITY
                                                          SECURITIES IN
                          DOLLAR RANGE OF EQUITY         ALL REGISTERED
                        SECURITIES IN THE FUNDS(1)    INVESTMENT COMPANIES
                       ----------------------------    OVERSEEN BY TRUSTEE
                                         HIPOINT          IN FAMILY OF
                       HIPOINT U.S.   INTERNATIONAL        INVESTMENT
       TRUSTEE           2016 FUND      2016 FUND           COMPANIES
       -------         ------------   -------------   --------------------
INDEPENDENT TRUSTEES

INTERESTED TRUSTEES
Stuart D. Bilton ...       None            None


----------
(1)  The Funds did not commence operations until ______, 2006.

     As of ____________, 2006, the Trustees and officers of the Trust as a group owned [less than 1%] of the outstanding shares of any Fund.

OWNERSHIP IN SECURITIES OF THE INVESTMENT ADVISER AND RELATED COMPANIES

     As reported to the Funds, the information in the following table reflects ownership by the Independent Trustees and their immediate family members of certain securities as of _____, 2006. An immediate family member can be a spouse, children residing in the same household including step and adoptive children and any dependents. The securities represent ownership in the Investment Adviser or principal underwriter of the Funds and any persons (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with the Investment Adviser or principal underwriter of the Funds.

                                                                      VALUE OF     PERCENT
                                                                     SECURITIES   OF CLASS
                                   OWNER AND                            ON AN       ON AN
          INDEPENDENT            RELATIONSHIP             TITLE OF    AGGREGATE   AGGREGATE
            TRUSTEE               TO TRUSTEE    COMPANY     CLASS       BASIS       BASIS
          -----------            ------------   -------   --------   ----------   ---------
[To be completed by Amendment]

REMUNERATION

     The Trustees of the Trust who are not affiliated with the Investment Adviser receive fees and are reimbursed for out-of-pocket expenses for each meeting of the Board of Trustees they attend. The Trustees receive $[____] for each regular Board meeting attended and an annual retainer of $[____]. The Trustees also receive $[____] per special telephonic board meeting and $[___] per Valuation Committee meeting. Members of the Audit Committee receive an annual retainer of $[___] and members of the Nominating and Governance Committee receive an annual retainer of $[____]. The Chairman of the Audit Committee receives an additional $[___] per year and the Chairman of the Nominating and Governance Committee receives an additional $[____] per year. The Lead Independent Trustee receives an additional $[____] per year. No officer or employee of the Investment Adviser or its affiliates receives any compensation from the Funds for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Funds for performing the duties of their offices, [except that the Chief Compliance Officer of the Trust has a portion of his compensation paid by the Funds.]

     The table below shows the estimated compensation that is to be paid to each of the Trustees for the Trust's fiscal year ended December 31, 2006.

                                        PENSION OR
                                        RETIREMENT
                         AGGREGATE       BENEFITS       ESTIMATED          TOTAL
                        COMPENSATION    ACCRUED (AS       ANNUAL       COMPENSATION
                       RECEIVED FROM   PART OF FUND   BENEFITS UPON   FROM TRUST AND
       TRUSTEE           THE TRUST       EXPENSES)      RETIREMENT     FUND COMPLEX
       -------         -------------   ------------   -------------   --------------
INDEPENDENT TRUSTEES

INTERESTED TRUSTEE
Stuart D. Bilton             0              N/A            N/A               0

                                CODES OF ETHICS

     The Trust, its Investment Adviser and its principal underwriter have each adopted a code of ethics (the "Codes of Ethics") under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Funds.

                      PROXY VOTING POLICIES AND PROCEDURES

     The Trust has delegated the voting of portfolio securities to the Funds' Investment Adviser on behalf of the Funds. The Investment Adviser has adopted proxy voting policies and procedures ("Proxy Voting Policies and Procedures") for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of a Fund's shareholders and those of the Investment Adviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix A.


     After the Funds commence operations, information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 will be available without charge on the Trust's Web site at [WWW.________.COM] and on the SEC's Web site at www.sec.gov.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     The Funds commenced operations on ___________, 2006. As the date hereof, _____ owned 5% or more of the outstanding shares of each Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

THE INVESTMENT ADVISER

     ABN AMRO Asset Management, Inc. ("AAAM") is the Investment Adviser to each Fund. AAAM is a member of the ABN AMRO group of companies and is located at 161 North Clark Street, Chicago, Illinois 60601. AAAM is owned by ABN AMRO Asset Management Holdings, Inc., which is a wholly-owned indirect subsidiary of ABN AMRO Bank N.V. The Administrator and AAAM are affiliated and under the common control of ABN AMRO Holding N.V.

     Pursuant to an Investment Advisory Agreement between each Fund and the Investment Adviser, each Fund pays the Investment Adviser a fee, payable monthly, as a percentage of average daily net assets, at the annual rate shown below. If a Fund's portfolio becomes solely invested in fixed income securities and cash equivalents, the management fees for the Fund will be reduced to __% until the Horizon Date for that Fund. The table also reflects the Investment Adviser's contractual undertaking to waive management fees and/or reimburse expenses exceeding the limits shown. The Investment Adviser is contractually obligated to waive management fees and/or reimburse expenses through [________, 2007] at the rates shown in the table.


                                              GROSS ADVISORY FEE (AS   EXPENSE LIMITATION (AS
                                               A PERCENT OF AVERAGE     A PERCENT OF AVERAGE
                   FUND                          DAILY NET ASSETS)        DAILY NET ASSETS)
-------------------------------------------   ----------------------   ----------------------
ABN AMRO HiPoint U.S. 2016 Fund............           [___]%                   [___]%
ABN AMRO HiPoint International 2016 Fund...           [___]%                   [___]%

     Under each Investment Advisory Agreement, the Investment Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Investment Adviser's activities which are required to be maintained by the Trust and (v) render regular reports to the Trust's officers and Board of Trustees concerning the Investment Adviser's discharge of the foregoing responsibilities. The Investment Adviser shall discharge the foregoing responsibilities subject to the control of the officers and the Board of Trustees and in compliance with the objectives, policies and limitations set forth in the Trust's then effective prospectuses and SAI. The Investment Adviser may pay certain fees to service providers at its own expense.

     Under the Investment Advisory Agreements, the Investment Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or a Fund in connection with the performance of the agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.


     Each Investment Advisory Agreement is terminable with respect to a Fund by vote of the Board of Trustees or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on 60 days written notice to the Investment Adviser. The Investment Adviser may also terminate its advisory relationship with respect to a Fund on 60 days written notice to the Trust. Each Investment Advisory Agreement terminates automatically in the event of its assignment.

     PORTFOLIO MANAGERS

     The table below shows, for the portfolio managers of each Fund, the number of other registered investment companies, pooled investment vehicles and other accounts managed and the total assets in the accounts as of _______, 2006.

                                                          NUMBER OF
                                                          ACCOUNTS      TOTAL ASSETS IN
                                     TOTAL              MANAGED WITH   ACCOUNTS MANAGED
                                   NUMBER OF            ADVISORY FEE     WITH ADVISORY
                         TYPE OF    ACCOUNTS    TOTAL     BASED ON       FEE BASED ON
   PORTFOLIO MANAGER     ACCOUNT    MANAGED    ASSETS    PERFORMANCE      PERFORMANCE
----------------------   -------   ---------   ------   ------------   ----------------
Mark den Hollander....     [__]       [__]     $[___]       [__]            $[____]
Laurens Visser........     [__]       [__]     $[___]       [__]            $[____]
Sergey Pergamentsev...     [__]       [__]     $[___]       [__]            $[____]
Marina Loscheva.......     [__]       [__]     $[___]       [__]            $[____]

     Material Conflicts of Interest. The portfolio managers for each Fund manage multiple accounts, including the Funds. The portfolio managers make decisions for each account based on the investment objectives, policies, practices and other relevant investment considerations that the portfolio managers believe are applicable to that account. Consequently, the portfolio managers may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of a Fund, or make investment decisions that are similar to those made for a Fund, both of which have the potential to adversely affect the price paid or received by a Fund or the size of the security position obtainable for a Fund. The Investment Adviser has adopted policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients, although there is no assurance that such policies and procedures will adequately address such conflicts.

     Compensation.

     [DESCRIPTION OF COMPENSATION TO BE ADDED BY AMENDMENT]

     Ownership of Securities. As of _________ __, 2006, the Funds had yet to commence operations and the portfolio managers did not beneficially own equity securities in any of the Funds.

THE ADMINISTRATOR


     As Administrator, Aston Asset Management, LLC ("Aston"), 161 North Clark Street, Chicago, Illinois 60601, provides certain administrative services to the Trust pursuant to an Administration Agreement. Under the Administration Agreement, the Administrator is responsible for: (1) coordinating with the Trust's custodian and transfer agent and monitoring the services they provide to the Funds, (2) coordinating with and monitoring any other third parties furnishing services to the Funds, (3) providing the Funds with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Funds as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Funds required by applicable law, (6) preparing and, after approval by the Funds, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Funds as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Funds' expenses and instructing the Custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Funds as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.


     As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust. The Administrator also receives custody liaison fees as set forth in the table below.

     ADMINISTRATION FEES

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  [___%]                   [______]
  [___%]                   [______]
  [___%]                   [______]

     CUSTODY LIAISON FEES

  FEE     AVERAGE DAILY NET ASSETS (EACH FUND)
-------   ------------------------------------
$[____]                 [______]
$[____]                 [______]
$[____]                 [______]

THE SUB-ADMINISTRATOR


     PFPC Inc. ("PFPC"), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Sub-Administration and Accounting Services Agreement. PFPC is a wholly owned subsidiary of PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp.


     As Sub-Administrator, PFPC provides the Trust with sub-administrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities.

Compensation for these services is paid under a Sub-Administrative and Accounting Services Agreement with the Administrator.

     As compensation for services performed under the Sub-Administration Agreement, the Sub-Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

SUB-ADMINISTRATION FEES

PERCENTAGE   AVERAGE DAILY NET ASSETS (AGGREGATE)
----------   ------------------------------------
  [___]%                   [_______]
  [___]%                   [_______]
  [___]%                   [_______]
  [___]%                   [_______]
  [___]%                   [_______]

     The Sub-Administrator also receives custody liaison fees in the amount of $[_____] per Fund per year.

THE DISTRIBUTOR


     PFPC Distributors, Inc. (the "Distributor"), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement (the "Distribution Agreement") under which the Distributor sells shares of each Fund on a continuous basis.



     The Distribution Agreement shall continue for an initial one-year term and thereafter shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually by (i) the Trust's Board of Trustees or (ii) a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to this agreement and who are not interested persons (as defined in the 1940 Act) of any party to this agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. This agreement is terminable without penalty, on at least 60 days written notice, by the Trust's Board of Trustees, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).



PAYMENTS TO INSURANCE COMPANIES



     The Funds will pay insurance companies or their affiliates servicing fees based on shares held by variable annuity products issued by such insurance companies. The Funds pay the insurance company a fee at an annual fee rate of ____% on the average daily net assets of each Fund invested through the insurance company's variable annuity product. In return for receiving these fees, the insurance company or their affiliates will provide certain shareholder account services, periodic information reporting and telephone support for contract owners with respect to inquiries about the Funds.


DISTRIBUTION AND SHAREHOLDER SERVICING PLAN

     The Trust has adopted a distribution and shareholder servicing plan for each Fund (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, each Fund pays a fee of up to [___]% of its average daily net assets. This fee is paid to the Distributor to perform, or to compensate other service providers (generally participating insurance companies) for performing the following shareholder services: maintaining client accounts; arranging for bank wires; responding to client inquiries concerning services provided on investments; assisting clients in changing dividend options, account designations and addresses; subaccounting; providing information on share positions to clients; forwarding shareholder communications to clients; processing purchases, exchange and redemption orders; and processing dividend payments. The Distributor may voluntarily waive all or a portion of its 12b-1 fee, and may discontinue its waiver at any time.

     Intermediaries may charge separate fees to their customers. The Funds may pay third-party service providers up to [0.___%] for certain administrative services they provide.

CUSTODIAN

     PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust's assets on behalf of each Fund.

TRANSFER AGENT AND DIVIDEND PAYING AGENT

     PFPC Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as Transfer Agent and Dividend Paying Agent for the Trust.

COUNSEL AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Vedder, Price, Kaufman & Kammholz, P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

     _________________, with offices at ____________________, is the Trust's independent registered public accounting firm.

                PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

     The Investment Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for a Fund, the Investment Adviser will follow the Trust's policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

     The Investment Adviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board of Trustees of the Trust, a Fund may pay a broker-dealer a commission for effecting a portfolio transaction for a Fund in excess of the amount of commission another broker-dealer would have charged if the Investment Adviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm's overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer's reliability, the quality of its execution services on a continuing basis and its financial condition.

     It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Funds to their customers. However, the Investment Adviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.

     The Investment Adviser effects portfolio transactions for other investment companies and other advisory accounts. Research services furnished by broker-dealers through whom the Funds effect securities transactions may be used by the Investment Adviser in servicing all of its accounts; not all such services may be used in connection with the Funds. The term "research services" may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts. The Investment Adviser will attempt to equitably allocate portfolio transactions among the Funds and others whenever concurrent decisions are made to purchase or sell securities by the Funds and other accounts. In making such allocations between the Funds and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Funds and the others. In some cases, this procedure could have an adverse effect on the Funds. In the opinion of the Investment Adviser, however, the results of such procedures will generally be in the best interest of each of the clients.

     The Investment Adviser or its affiliates may compensate intermediaries that distribute and/or service investors in the Funds for various services ("Intermediaries") out of their own assets, and not as additional charges to the Funds, in connection with the sale and distribution of shares of the Funds and/or servicing of these shares. The payments are in addition to the payments by the Funds described in the Prospectus for distribution and/or shareholder servicing, if any. Such additional payments are for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services and for sales of shares ("Additional Payments"). These Additional Payments made by the Investment Adviser or its affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as "revenue sharing," may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend a fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the ABN AMRO family of funds, including the Funds. In certain cases, the revenue sharing differs by Fund within the same intermediary. Revenue sharing may differ for the same Fund across certain intermediaries.

     A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the placing of certain Funds on a preferred or recommended fund list, access to an Intermediary's personnel, and other factors. In addition to such payments, the Investment Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

PORTFOLIO TURNOVER


     The portfolio turnover rate for each of the Funds is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which enable the Funds to receive favorable federal income tax treatment. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial capital gains and involves correspondingly greater transaction costs.

     Because of the Funds' investment strategies relating to derivatives, it is anticipated that the Funds will have substantial turnover of investments with maturities and expirations of one year or less, which will not be reflected in a Fund's portfolio turnover rate.

                        DISCLOSURE OF PORTFOLIO HOLDINGS


     Each Fund's portfolio holdings as of the end of each calendar month are generally posted on the Funds' Web site, www._____.com, on or about the twentieth day after the month-end. Portfolio holdings information is made available to investors and to intermediaries selling Fund shares only after its public disclosure.


     The Trust's policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Funds' service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Funds' Custodian, pricing services, fund accountants, Investment Adviser, Administrator, Sub-Administrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Funds or their duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund's best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site. A list of the third parties (other than service providers) that receive the Funds' portfolio holdings information prior to its public disclosure as well as the frequency and the lag time between the date of the information and the date it is disclosed to them is provided below:

NAME                           FREQUENCY   FUNDS   LAG TIME
----                           ---------   -----   --------
Forbes                         Quarterly    All     15 days
Investment Company Institute   Quarterly    All     15 days
Lipper                         Quarterly    All     15 days
Morningstar, Inc.              Quarterly    All     15 days
Standard & Poor's              Quarterly    All     15 days
Value Line                     Quarterly    All     15 days
Thomson Financial -            Quarterly    All     15 days
Weisenberger

     Disclosure of the Funds' portfolio holdings information as an exception to the Trust's policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board of Trustees receives reports of any potential exceptions to, or violations of, the Trust's policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

     Each Fund discloses its portfolio holdings to the extent required by law.

                              DESCRIPTION OF SHARES

     Each Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Shares of each Fund are not subject to any sales loads, redemption fees or exchange fees. Shares of each Fund are subject to a distribution and shareholder servicing fee with a maximum annual fee of [___]% of average daily net assets. Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

ANTI-MONEY LAUNDERING LAWS

     The Funds are required to comply with various federal anti-money laundering laws and regulations. Consequently, a Fund may be required to "freeze" the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

CUSTOMER IDENTIFICATION PROGRAM

     Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, residential or business street address, date of birth (for an individual), social security or taxpayer identification number or other identifying information for each investor who opens or reopens an account with ABN AMRO Variable Insurance Trust. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, ABN AMRO Variable Insurance Trust reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in ABN AMRO Variable Insurance Trust or to involuntarily redeem an investor's shares and close an account in the event that an investor's identity is not verified. ABN AMRO Variable Insurance Trust and its agents will not be responsible for any loss in an investor's account resulting from the investor's delay in providing all required identifying information or from closing an account and redeeming an investor's shares when an investor's identity cannot be verified.

VOTING RIGHTS

     Each issued and outstanding full and fractional share of a Fund is entitled to one full and fractional vote in the Fund. Shares of a Fund participate equally in regard to dividends, distributions and liquidations with respect to that Fund. Shareholders have equal non-cumulative voting rights. On any matter submitted to a vote of Trust shareholders, shares of each Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund, in which case the shareholders of all such Funds shall be entitled to vote thereon.

     Under current interpretations of the 1940 Act, the Trust expects that the insurance companies offering the Funds through a variable annuity contract or variable life insurance policy (contracts) will offer contract holders the opportunity to instruct them as to how Fund shares attributable to such contracts will be voted with respect to the matters described above. The separate prospectuses describing the contracts include additional disclosure of how contract holder voting rights are computed.

SHAREHOLDER MEETINGS

     The Board of Trustees of the Trust does not intend to hold annual meetings of shareholders of the Funds. The Board of Trustees has undertaken to the SEC, however, that it will promptly call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by not less than 10% of the outstanding shareholders of the Funds. In addition, subject to certain conditions, shareholders of the Funds may apply to the Trust to communicate with other shareholders to request a shareholders' meeting to vote upon the removal of a Trustee or Trustees.

CERTAIN PROVISIONS OF TRUST INSTRUMENT

     Under Delaware law, the shareholders of the Funds will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

EXPENSES

     Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each Fund on the basis of relative net assets. Similarly, expenses attributable to a particular Fund will be allocated on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust's legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses and proxy statements to current shareholders, fees of the Funds' Custodian, Administrator, Sub-Administrator and Transfer Agent or other "service providers," costs of obtaining quotations of portfolio securities and pricing of Fund shares.

OPTIONS ON THE HORIZON DATE

     The Trust Instrument provides that upon each Fund's Horizon Date, the Board of Trustees may without the vote of the Fund's shareholders (i) continue the operation of a Fund after the Horizon Date without the benefit of a Protected Value feature; (ii) continue the operation of a Fund by setting a new Horizon Date with a Protected Value feature; (iii) terminate the Fund as of the Horizon Date; or (iv) take any other actions the Board of Trustees determines is in the best interests of the Fund's shareholders, provided that shareholder approval is not required by applicable law. Upon making reasonable provision, in the determination of the Board of Trustees for the payment of the Protected Value, the Board of Trustees shall distribute the remaining proceeds or assets (as the case may be) of each Fund ratably among the holders of shares of that Fund then outstanding.

                        PURCHASE AND REDEMPTION OF SHARES

     A description of the manner in which shares may be purchased, redeemed or exchanged appears in the Prospectus under "Shareholder Information."

PURCHASES AND REDEMPTIONS

     The Funds are not sold directly to the public. The Funds are offered by insurance companies through certain variable annuity contracts or variable insurance policies ("variable contracts"). The Funds sell shares only to separate accounts of insurance companies. Currently, the Funds only offer shares through Sun Life Assurance Company of Canada (US). Please see the separate prospectus for variable contracts for more information on purchasing and selling shares.

     Shares of each Fund are sold at their net asset value next determined after and order and payment are received as described under "Net Asset Value" below. Upon receipt of a request for redemption, shares will be redeemed by a Fund at the applicable net asset value as described below.

                                 NET ASSET VALUE

     The net asset value per share of each Fund is computed as of the close of regular trading on the New York Stock Exchange (the "NYSE") on each day the NYSE is open for trading (typically 4:00 p.m. Eastern time). The NYSE is closed on New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of each Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees.

     Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Trustees. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

     Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. The calculation of the net asset value of each Fund may not take place contemporaneously with the determination of the prices of certain portfolio securities of foreign issuers used in such calculation. Further, under the Trust's procedures, the prices of foreign securities are determined using information derived from pricing services and other sources. Information that becomes known to the Trust or its agents after the time that net asset value is calculated on any Business Day may be assessed in determining net asset value per share after the time of receipt of the information, but will not be used to retroactively adjust the price of the security so determined earlier or on a prior day. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time) may not be reflected in the calculation of net asset value. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the Investment Adviser in accordance with guidelines adopted by the Board of Trustees. Under the fair valuation procedures adopted by the Board of Trustees, the Funds may rely primarily on the services of a third party pricing service to determine fair value prices for foreign securities if certain material events occur. The Board of Trustees receives a report of any actions taken under the Funds' fair valuation procedures.

                                    DIVIDENDS

     Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder's account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income tax.

                              FEDERAL INCOME TAXES


     Each Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code").

     In order to so qualify, a Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies, and net income derived from interests in qualified publicly traded partnerships; (ii) distribute at least 90% of its dividend, interest and certain other taxable income each year and (iii) diversify its holdings so that, at the end of each fiscal quarter, at least 50% of the value of its total assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer; and no more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities and securities of other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses, or the securities of one or more qualified publicly traded partnerships.


     To the extent that a Fund qualifies for treatment as a regulated investment company, it will not be subject to federal income tax on income or gains paid to shareholders in the form of dividends or capital gains distributions.


     If for any taxable year a Fund does not qualify for the special federal income tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal income tax at regular corporate rates (without any deduction for distributions to its shareholders), and all distributions from earnings and profits, including any distributions of net long-term capital gains, will be taxable to shareholders who are not otherwise exempt from taxation. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of a Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of a Fund's ordinary income for the calendar year plus 98% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. However, the excise tax generally does not apply to a regulated investment company whose only shareholders are certain tax-exempt trusts or segregated asset accounts of life insurance companies held in connection with variable contracts. In order to avoid imposition of the excise tax, each Fund intends to qualify for this exemption or to comply with the calendar year distribution requirement. Distributions declared by a Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received.

     Each Fund also intends to comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder on certain insurance company separate accounts. These requirements, which are in addition to the diversification requirements imposed on the Funds by Subchapter M of the Code and the 1940 Act, place certain limitations on the assets of each insurance company separate account used to fund variable contracts. Because Section 817(h) and the regulations thereunder treat the assets of each Fund as assets of the related separate account, these regulations are imposed on each Fund. Specifically, the regulations provide that, after a one year start-up period or except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter, no more than 55% of the total assets of a Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the Fund's total assets is attributable to cash, cash items, government securities, and securities of other regulated investment companies. Failure by a Fund to satisfy these requirements would generally cause the variable contracts to lose their favorable federal income tax status and require the owners of the variable contracts to include in income any income accrued under the contracts for the current and all prior taxable years. The tax status of a variable contract depends on the features of the variable contract. Contract holders should refer to the separate prospectus for their variable contract for the federal income tax consequences of owning such contract and should consult their tax advisers before investing.

     The Treasury Department may issue future regulations or rulings addressing the circumstances in which a variable contract owner's control of the investments of the separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the contract owner's gross income. It is not known what standards will be set forth in future regulations or rulings.

     Since the shares of the Funds are offered only in connection with the variable contracts, no discussion is set forth herein as to the U.S. federal income tax consequences at the shareholder level. For information concerning the U.S. federal income tax consequences to purchasers of the variable contracts, see the Prospectus for such contracts.

     Zero Coupon Treasuries in which the Funds will invest are issued and traded at a discount from their face value. The Funds will treat the difference between the purchase price of a Zero Coupon Treasury and its face value (i.e., stated redemption price at maturity) as "original issue discount." Current federal income tax law requires the Funds to accrue a portion of the original issue discount each year and recognize the accrued amount as interest income, even though a Fund does not receive a current cash payment until the bond matures. Thus, original issue discount is accrued over the life of the bond so that the discount approaches zero as the bond nears maturity. In order to qualify as a "regulated investment company" under the Code, each Fund must distribute its investment company taxable income (determined without regard to the deduction for dividends paid), including original issue discount accrued on Zero Coupon Treasuries, annually. Because the Funds do not receive a current cash payment in the amount of the accrued discount, a Fund may have to obtain cash from other sources to satisfy the distribution requirements of the Code.


     If an option which a Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If a Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security. If a call option which a Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

     If an option which a Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If a Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale which will be decreased by the premium originally paid.


     Certain options, futures contracts and options on futures contracts utilized by the Funds, including certain broad based equity index futures contracts and exchange traded options on such indices are "Section 1256 contracts." Any gains or losses on Section 1256 contracts held by a Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are "marked-to-market" with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as sixty percent long-term capital gain or loss, and the remainder as short-term capital gain or loss ("60/40 gain or loss"). Gain or loss recognition on actual sales of Section 1256 contracts is also treated as 60/40 gain or loss.

     A Fund's transactions, if any, in forward contracts, options, futures contracts and hedged investments will be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund's losses, and affect whether capital gain and loss is characterized as long-term or short-term. These provisions may require the Funds to mark-to-market certain types of positions, which may cause the Funds to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. Each Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a regulated investment company, and minimize the imposition of income and excise taxes.

     Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of securities denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses may increase or decrease the amount of a Fund's investment company taxable income to be distributed to its shareholders.

FOREIGN TAXATION

     Income received by a Fund from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Investment Adviser intends to manage the Funds with the intention of minimizing foreign taxation in cases where it deems it prudent to do so.

     The foregoing is a general discussion of certain federal income tax considerations affecting the Funds. Investors are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.


                             PERFORMANCE INFORMATION

     From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any Fund. In addition, the Trust may include charts comparing various tax-free yields versus taxable yield equivalents at different income levels.

     From time to time, the yield and total return of a Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

                              FINANCIAL STATEMENTS

     [To be filed by Amendment]

                                OTHER INFORMATION

     The Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

     Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

                                   APPENDIX A

                      PROXY VOTING POLICIES AND PROCEDURES

                           [To be filed by amendment]

                            PART C: OTHER INFORMATION

ITEM 23. EXHIBITS.

     (a)  Trust Instrument dated December 19, 2005. (*)

     (b)  By-Laws. (*)

     (c)  Not applicable.


     (d)  Investment Management Agreement. (**)



     (e)  Distribution Agreement. (**)


     (f)  Not applicable.

     (g) Custodian Services Agreement by and between Registrant and PFPC Trust Company. (**)

     (h) (1) Transfer Agency Services Agreement between Registrant and PFPC, Inc. (**)


          (2) Administration Agreement between Registrant and Aston Asset Management, LLC. (**)



          (3) Sub-Administration and Accounting Services Agreement between Aston Asset Management, LLC. and PFPC Inc. (**)


     (i)  Opinion and Consent of Vedder, Price, Kaufman & Kammholz, P.C. (**)

     (j)  Opinion of Independent Registered Public Accounting Firm. (**)

     (k)  Not applicable.

     (l)  Subscription Agreement. (**)

     (m)  (1)  Distribution and Services Plan pursuant to Rule 12b-1. (**)

          (2)  Shareholder Servicing Agent Agreement. (**)

          (3)  Shareholder Service Plan. (**)

     (n)  Not applicable.

     (o)  Powers of attorney. (**)

     (p)  (1)  Code of Ethics of ABN AMRO Variable Insurance Trust. (**)

          (2)  Code of Ethics of ABN AMRO Asset Management, Inc. (**)

----------

(*) Incorporated by reference to Registrant's Registration Statement on Form N-1A, filed on February 1, 2006 (File Nos. 333-131458 and 811-21843).


(**) To be filed by amendment.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 25. INDEMNIFICATION.

Pursuant to Del. Code Ann. Title 12 Section 3817, a Delaware statutory trust may provide in its governing instrument for the indemnification of its officers and Trustees from and against any and all claims and demands whatsoever.

Section 10.2 of the Registrant's Trust Instrument provides as follows:

     10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

     The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

     10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF ADVISER.

ABN AMRO ASSET MANAGEMENT, INC.

ABN AMRO Asset Management, Inc. ("AAAM, Inc.") is a member of the ABN AMRO group of companies and is a registered investment adviser providing investment management services to the Registrant. See "Management of the Funds" in the Prospectus and "Management of the Trust" in the Statement of Additional Information for more information regarding the business of the Investment Adviser.

The principal occupations of the directors and officers of AAAM, Inc. are their services as directors and officers of the Investment Adviser. The address of AAAM, Inc. is 161 North Clark Street, Chicago, Illinois 60601.

Set forth below is information as to any other business, profession, vocation and employment of a substantial nature in which each officer of AAAM, Inc. is, or at any time during the last two fiscal years has been, engaged for their own account or in the capacity of director, officer, employee, partner or trustee:

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
 -----------------------                    ---------------------                       -----------------------------
A. Wajid Ahmed
Vice President and
Controller


Glenna K. Anderson
Assistant Vice President

William R. Anderson
Senior Vice President

Robert Antognoli           ABN AMRO Trust Services Company                          Vice President
Managing Director          LaSalle Bank N.A.                                        Senior Vice President

Mari Heather Birmingham
Vice President,
Compliance Officer

Meredith Byrne
Assistant Vice President

Holly R. Carlini
Vice President

Donald Casey
Assistant Vice President
Craig Denham
Vice President


Michael C. Dering
Vice President

Kevin Donlan
Assistant Secretary

Richard Drake              ABN AMRO Trust Services Company                          Vice President
Senior Managing Director   LaSalle Bank N.A.                                        Senior Vice President

Martin Eisenberg           ABN AMRO Asset Management Holdings, Inc.                 Vice President
Vice President             ABN AMRO Trust Services Company                          Vice President
                           ABN AMRO Investment Fund Services, Inc.                  Vice President
                           AANAH Holding LLC                                        Treasurer & Vice President
                           AANAH Holding LLC II                                     Treasurer & Vice President
                           AANAH Holding LLC III                                    Treasurer & Vice President
                           ABN AMRO Advisory, Inc.                                  Vice President
                           ABN AMRO Associates Corp.                                Vice President
                           ABN AMRO Capital (USA) Inc.                              Vice President
                           ABN AMRO Capital Funding LLC I                           Vice President
                           ABN AMRO Capital Funding LLC II                          Vice President
                           ABN AMRO Clearing and Management Services, Inc.          Vice President
                           ABN AMRO Commodity Finance, Inc.                         Vice President
                           ABN AMRO Financial Services, Inc.                        Vice President
                           ABN AMRO Fund Services, Inc.                             Vice President
                           ABN AMRO Funding Corporation                             Vice President
                           ABN AMRO Incorporated                                    Vice President
                           ABN AMRO Leasing, Inc.                                   Vice President
                           ABN AMRO Mezzanine Management I, Inc.                    Vice President
                           ABN AMRO Mezzanine Management II, Inc.                   Vice President
                           ABN AMRO Mortgage Brokerage Group, Inc.                  Vice President
                           ABN AMRO Mortgage Corporation                            Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
 -----------------------                    ---------------------                       -----------------------------
                           ABN AMRO Mortgage Group, Inc.                            Vice President
                           ABN AMRO North America Capital Funding LLC I             Director, Manager and Vice President
                           ABN AMRO North America Capital Funding LLC II            Director, Manager and Vice President
                           ABN AMRO North America Capital Funding Trust I           Trustee
                           ABN AMRO North America Capital Funding Trust II          Trustee
                           ABN AMRO North America Finance, Inc.                     Vice President
                           ABN AMRO North America Holding Capital Funding LLC I     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC II    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC III   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IV    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC IX    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC V     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VI    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC VII   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC       Director, Manager, Treasurer and VP
                           VIII
                           ABN AMRO North America Holding Capital Funding LLC X     Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XI    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XII   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC       Director, Manager, Treasurer and VP
                           XIII
                           ABN AMRO North America Holding Capital Funding LLC XIV   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XIX   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XV    Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC XVI   Director, Manager, Treasurer and VP
                           ABN AMRO North America Holding Capital Funding LLC       Director, Manager, Treasurer and VP
                           XVII
                           ABN AMRO North America Holding Capital Funding LLC       Director, Manager, Treasurer and VP
                           XVIII
                           ABN AMRO North America Holding Company                   Vice President
                           ABN AMRO North America Holding Preferred Exchange LLC    Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Exchange        Manager, Treasurer and Vice President
                           LLC II
                           ABN AMRO North America Holding Preferred Exchange        Manager, Treasurer and Vice President
                           LLC III
                           ABN AMRO North America Holding Preferred Holding LLC     Manager, Treasurer and Vice President
                           ABN AMRO North America Holding Preferred Holding         Manager, Treasurer and Vice President
                           LLC II
                           ABN AMRO North America Holding Preferred Holding         Manager, Treasurer and Vice President
                           LLC III
                           ABN AMRO North America Preferred Exchange LLC I          Manager
                           ABN AMRO North America Preferred Exchange LLC II         Manager
                           AANA Preferred Funding Trust I                           Trustee
                           AANA Preferred Funding Trust II                          Trustee
                           ABN AMRO North America Preferred Holding LLC I           Manager
                           ABN AMRO North America Preferred Holding LLC II          Manager
                           ABN AMRO North America Inc.                              Group Senior Vice President
                           ABN AMRO Preferred Capital Trust I                       Vice President
                           ABN AMRO CCC Private Equity Investments, Inc.            Vice President
                           ABN AMRO Retail Group LLC                                Vice President
                           ABN AMRO Services Company, Inc.                          Vice President
                           ABN AMRO Trust Services Company                          Vice President
                           ABN AMRO WCS Holding Company                             Vice President
                           ABN AMRO Wholesale Holding, Inc.                         Vice President
                           Cairo Procurement Services LLC                           Manager and Vice President
                           Chicago Capital Management, Inc.                         Vice President
                           CNBC Development Corporation                             Vice President
                           CNBC Leasing Corporation                                 Vice President
                           DBI Holdings, Inc.                                       Vice President
                           ENB Realty Company, Inc.                                 Vice President
                           Eureka Service Corporation                               Vice President
                           Lakeside Drive LLC                                       Vice President
                           LaSalle Bank National Association                        Vice President
                           LaSalle Business Credit, Inc.                            Vice President
                           LaSalle Community Development Corporation                Vice President
                           LaSalle Distributors, Inc.                               Vice President
                           LaSalle Funding L.L.C.                                   Vice President
                           LaSalle National Leasing Corporation                     Vice President
                           LaSalle Street Capital, Inc.                             Vice President
                           LaSalle Trade Services Corporation                       Vice President
                           LaSalle Trade Services Limited                           Vice President
                           Lease Plan Illinois, Inc.                                Vice President
                           Lease Plan North America, Inc.                           Vice President
                           Netherlands Trading Society East, Inc.                   Vice President
                           Portal Funds, Inc.                                       Vice President
                           Rob-Wal Investment Co.                                   Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
 -----------------------                    ---------------------                       -----------------------------
                           Stan Fed Proprietary Investment Company I                Vice President
                           Stan Fed Proprietary Investment Company II               Vice President
                           Standard Federal Bank Community Development              Vice President
                           Corporation
                           Standard Federal Bank National Association               Vice President
                           Standard Federal International LLC                       Vice President
                           Standard Financial Corporation                           Vice President
                           Sutton Park LLC                                          Vice President

Peter Fasone
Vice President


Jeffrey Fina
Assistant Vice President

John Finley                LaSalle Bank N.A.                                        Vice President
Vice President

William Finley             ABN AMRO Trust Services Company                          Vice President
Senior Managing Director   LaSalle Bank N.A.                                        Group Senior Vice President

Anthony Ford
Vice President

Michael Gasparac
Vice President

Bruce G. Goldstone
Vice President

Wilfrido Garcia
Officer

Vicki Gertken-Tunstall
Vice President

Suzanne K. Guzy
Senior Vice President

Mary Ann Hagerty
Senior Vice President

Joseph Hays
Managing Director

Betsy Heaburg
Managing Director

Steven Haldi               LaSalle Bank N.A.                                        Vice President
Managing Director

James D. Hardman
Assistant Vice President

Nancy Holland
Director and Executive
Vice President

Jeremy C. Hughes
Vice President

Kevin Kehres               ABN AMRO Trust Services Company                          Vice President
Managing Director          LaSalle Bank N.A.                                        Vice President

David Kelch
Officer

Timothy Kelly
Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
 -----------------------                    ---------------------                       -----------------------------
Thomas Kieltyka
Vice President

Thomas Kmiotek
Vice President

Todd W. Larson             LaSalle Bank N.A.                                        Assistant Vice President
Assistant Vice President

Gerald Laurain
Senior Vice President

Thomas Leavitt
President and Chief
Executive Officer

Michael Mayhew
Managing Director

Scott Marinko
Managing Director

Laura L. Manley
Vice President

Phillip P. Miertwa
Vice President

Bernard F. Myszkowski      ABN AMRO Trust Services Company                          Chief Equity Officer
Executive Vice President
and Director of Equity
Investments

Seymour A. Newman          ABN AMRO Asset Management Holdings, Inc.                 EVP, CFO, Treasurer and Secretary
Director, Executive Vice   ABN AMRO Investment Fund Services, Inc.                  Director, EVP, CFO, Treasurer and
President, Chief                                                                    Secretary
Financial Officer,         ABN AMRO Asset Management (USA) LLC                      EVP, CFO, Director and Secretary
Treasurer and Secretary    TAMRO Capital Partners LLC                               EVP, CFO, Treasurer and Secretary

Marcos Nogues
First Vice President

Jerome Papinchock
Vice President

Joseph Pavnica
Vice President

Beverly Plant
Assistant Vice President

James R. Pondel
Vice President

Simon Reeves               LaSalle Bank N.A.                                        Vice President
Managing Director

David Robinow
Managing Director

Robert Romanik
Investment Officer

Jordan A. Rosner
Assistant Vice President

    NAME AND POSITION
 WITH INVESTMENT ADVISER                    NAME OF OTHER COMPANY                       CONNECTION WITH OTHER COMPANY
 -----------------------                    ---------------------                       -----------------------------
John Rouse
Managing Director

Marcia Roth
Assistant Vice President

Randall Rynearson
Vice President

Jose Santillan
Senior Vice President

Timothy Scanlan            ABN AMRO Trust Services Company                          Vice President
Vice President             ABN AMRO Distribution Services (USA) Inc.                Registered Representative

Fred Senft Jr.
Managing Director

Timothy Sheehan            LaSalle Bank N.A.                                        Officer
Assistant Vice President

Steven Sherman
Assistant Vice President

Steven Smart
Vice President

Peter W. Spartin
Senior Vice President

Robert Thomas III
Assistant Vice President

Jeremy Thurm
Assistant Vice President

Charles Ullerich
Vice President

Kristine Victory
Vice President

Amy Walkington
Vice President

Daniel Wanzenberg
First Vice President

Ann Weis                   ABN AMRO Asset Management Holdings, Inc.                 Vice President, Assistant Secretary
Assistant Secretary        ABN AMRO Investment Fund Services, Inc.                  Assistant Secretary
                           ABN AMRO Trust Services Company                          Assistant Secretary
                           TAMRO Capital Partners LLC                               Assistant Secretary

Paul Wojtyla               ABN AMRO Trust Services Company                          Assistant Vice President
Assistant Vice President   TAMRO Capital Partners LLC                               Assistant Vice President
                           LaSalle Bank N.A.                                        Assistant Vice President
                           ABN AMRO Distribution Services (USA) Inc.                Registered Representative


Todd J. Youngberg, CFA
Managing Director

ITEM 27. PRINCIPAL UNDERWRITER.


         (a) PFPC Distributors, Inc. (the "Distributor") acts as principal underwriter for the following investment companies as of ________, 2006:

         GuideStone Funds

         AFBA 5 Star Funds, Inc.

         Atlantic Whitehall Funds Trust

         CRM Mutual Fund Trust

         Highland Floating Rate Fund

         Highland Floating Rate Advantage Fund

         Harris Insight Funds Trust

         Kalmar Pooled Investment Trust

         Matthews Asian Funds

         Metropolitan West Funds

         The RBB Fund, Inc.

         RS Investment Trust

         Stratton Growth Fund, Inc.

         Stratton Monthly Dividend REIT Shares, Inc.

         The Stratton Funds, Inc.

         Van Wagoner Funds

         Wilshire Mutual Funds, Inc.

         Wilshire Variable Insurance Trust

         Distributed by BlackRock Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         BlackRock Provident Institutional Funds

         BlackRock Funds

         International Dollar Reserve Fund I, Ltd.

         BlackRock Bond Allocation Target Shares

         Distributed by MGI Funds Distributors, Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         MGI Funds

         Distributed by Northern Funds Distributors, LLC, a wholly owned subsidiary of PFPC Distributors, Inc.:

         Northern Funds

         Northern Institutional Funds

         Distributed by ABN AMRO Distribution Services (USA), Inc., a wholly owned subsidiary of PFPC Distributors, Inc.:

         Aston Funds (formerly ABN AMRO Funds)

         PFPC Distributors, Inc. is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. PFPC Distributors, Inc. is located at 760 Moore Road, King of Prussia, Pennsylvania 19406

         (b) The following is a list of the executive officers, directors, and partners of PFPC Distributors, Inc.:

                                              POSITIONS AND OFFICES WITH             POSITIONS AND OFFICES WITH
                 NAME                                 UNDERWRITER                            REGISTRANT
-------------------------------          -------------------------------------  -----------------------------------
Brian Burns                              Chairman, Chief Executive Officer,     None
                                                 Director and President

Michael Denofrio                         Director                               None

Nicholas Marsini                         Director                               None

Rita G. Adler                            Chief Compliance Officer & Anti-       None
                                                 Money Laundering Officer

Christine A. Ritch                       Chief Legal Officer, Assistant         None
                                                 Secretary and Assistant
                                                 Clerk

Steven B. Sunnerberg                     Secretary and Clerk                    None

Julie Bartos                             Assistant Secretary and Assistant      None
                                                 Clerk

Bradley A. Stearns                       Assistant Secretary and Assistant      None
                                                 Clerk

Amy Brennan                              Assistant Secretary and Assistant      None
                                                 Clerk

Craig Stokarski                          Treasurer and Financial & Operations   None
                                                 Principal, Chief Financial
                                                 Officer

Maria Schaffer                           Controller and Assistant Treasurer     None

Bruno Di Stefano                         Vice President                         None

Susan K. Moscaritolo                     Vice President                         None

         (c) Not applicable.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the Rules 17 CFR 270.31a-1 to 31a-31 promulgated thereunder, are maintained at the following locations:

ADVISER

ABN AMRO ASSET MANAGEMENT, INC., 161 North Clark Street, Chicago, IL 60601

CUSTODIAN

PFPC TRUST COMPANY, 8800 Tinicum Boulevard, Philadelphia, PA, 19153.


ADMINISTRATOR



ASTON ASSET MANAGEMENT, LLC, 161 North Clark Street, Chicago, IL 60601


SUB-ADMINISTRATOR AND TRANSFER, REDEMPTION, DIVIDEND DISBURSING AND ACCOUNTING AGENT

PFPC INC., 4400 Computer Drive, Westborough, MA 01581

DISTRIBUTOR


PFPC Distibutors, Inc., 760 Moore Road, King of Prussia, PA 19406

ITEM 29. MANAGEMENT SERVICES.

Not Applicable.

ITEM 30. UNDERTAKINGS.

Not Applicable.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, ABN AMRO Variable Insurance Trust, has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Chicago, the State of Illinois, on the 1st day of September, 2006.


                                        ABN AMRO Variable Insurance Trust


                                        By /s/ Kenneth C. Anderson
                                           -------------------------------------
                                           Kenneth C. Anderson, President &
                                           Chief Executive Officer

     Pursuant to the requirements of the Securities Act of 1933, this Registration Statement of ABN AMRO Variable Insurance Trust has been signed below by the following persons in the capacities and on the date indicated.


/s/ Stuart D. Bilton              Initial Sole Trustee         September 1, 2006
-------------------------------
Stuart D. Bilton



/s/ Kenneth C. Anderson           President                    September 1, 2006
-------------------------------   (Chief Executive Officer)
Kenneth C. Anderson



Gerald F. Dillenburg              Secretary, Treasurer &       September 1, 2006
-------------------------------   Senior Vice President
Gerald F. Dillenburg              (Chief Financial Officer
                                  and Chief Operating Officer)

                                  EXHIBIT INDEX

ITEM 23

EXHIBITS   DOCUMENT
--------   --------
           None.